As filed with the Securities and Exchange Commission on October 3, 2012

1933 Act File No. 033-57986
1940 Act File No. 811-07470

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 63	[ X ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 64	[ X ]
(Check appropriate box or boxes.)

EAGLE SERIES TRUST
(Exact name of Registrant as Specified in Charter)
880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)

Copy to:
FRANCINE J. ROSENBERGER, ESQ.
K&L Gates LLP
1601 K Street, NW
Washington, D.C.  20006-1600

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph (a)(1)
[ X ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EAGLE SERIES TRUST

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet

Contents of Registration Statement

Prospectus for Class A, Class C, Institutional Class – I and Retirement Class – R-3, R-5 and R-6 shares of Small Cap Stock Fund

Statement of Additional Information for Small Cap Stock Fund

Part C of Form N-1A

Signature Page

Exhibits

EAGLE SMALL CAP STOCK FUND

Prospectus

[ ], 2012

Class A Shares:
Class C Shares:
Class I Shares:
Class R-3 Shares:
Class R-5 Shares:
Class R-6 Shares:

Eagle Family of Funds

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These securities have not been approved or disapproved by the Securities and Exchange Commission (“Commission”), nor has the Commission passed upon the accuracy or adequacy of the fund’s Prospectus. Any representation to the contrary is a criminal offense.

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Table of Contents

Summary of Eagle Small Cap Stock Fund

Investment Objective	1
Fees and Expenses	1
Expense Example	1
Portfolio Turnover	1
Principal Investment Strategies	1
Principal Risks	2
Performance	2
Manager	2
Portfolio Manager(s)	2
Purchase and Sale of Fund Shares	2
Tax Information	2
Payments To Broker-Dealers and Other Financial Intermediaries	2
Historical Performance of Similar Accounts Managed by the Portfolio Manager	3

More Information About the Fund
Additional Information on the Fund	4
Additional Information Regarding Investment Strategies	4
Additional Information About Risk Factors	4
Manager	5
Portfolio Managers	5
Distributor	5
Rule 12b-1 Distribution Plan	5
Payments to Financial Intermediaries	5
Your Investment	6
Class A Shares	6
Sales Charge Reductions	6
Class C Shares	7
Application of CDSC	7
Reinstatement Privilege	8
Class I Shares	8
Class R-3 and R-5 Shares	8
Class R-6 Shares	8
Investing in Shares	8
How to Invest	9
How To Sell Your Investment	10
How To Exchange Your Shares	11
Valuing Your Shares	12
Doing Business with the Funds	13
Dividends, Capital Gains Distributions and Taxes	14
Financial Highlights	15
For More Information	16

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SUMMARY OF SMALL CAP STOCK FUND  |  12.1.2012

Investment objective | The Eagle Small Cap Stock Fund (“Small Cap Stock Fund” or the “fund”) seeks capital appreciation.

Fees and expenses | The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Small Cap Stock Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Eagle Family of Funds. More information about these and other discounts is available from your financial professional, on page 13 of the fund’s Prospectus and on page 22 of the fund’s Statement of Additional Information.

Shareholder fees (fees paid directly from your investment):	Class A	Class C	Class I	Class R-3	Class R-5	Class R-6
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	4.75%	None	None	None	None	None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	None (a)	1%	None	None	None	None
Redemption Fee (as a % of amount redeemed, if applicable)	None	None	None	None	None	None

Annual fund operating expenses (expenses deducted from fund assets):	Class A	Class C	Class I	Class R-3	Class R-5	Class R-6
Investment Advisory Fees	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%	0.50%	0.00%	0.00%
Other Expenses (b)	1.19%	1.37%	1.19%	1.37%	1.37%	1.37%
Acquired Fund Fees and Expenses (c)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses (d)	1.74%	2.67%	1.49%	2.17%	1.67%	1.67%
Fee Caps and Expense Reimbursements	-0.89%	-1.02%	-0.89%	-1.02%	-1.07%	-1.17%

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Net Expenses	1.50%	2.30%	0.95%	1.70%	0.95%	0.85%

(a) If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale. (b) For Class R-6 shares, shareholder service fees represent 0.00% of other expenses. (c) Acquired fund fees and expenses are fees incurred indirectly by the fund as a result of investment in certain pooled investment vehicles, such as mutual funds. (d) Eagle Asset Management, Inc. (“Eagle”) has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that: annual operating expenses of each class exceed a percentage of that class’ average daily net assets through February 28, 2014 as follows: Class A – 1.50%, Class C – 2.30%, Class I - 0.95%, Class R-3 - 1.70%, Class R-5 - 0.95%, and Class R-6 - 0.85%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, and extraordinary expenses, and includes offset expense arrangements with the fund’s custodian. The fund’s Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fee reimbursement.

Expense example | This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	Year 1	Year 3
Class A	$[ ]	$[ ]
Class C	$[ ]	$[ ]
Class I	$[ ]	$[ ]
Class R-3	$[ ]	$[ ]
Class R-5	$[ ]	$[ ]
Class R-6	$[ ]	$[ ]

Portfolio turnover | The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund’s performance.  The fund, because it has not commenced operations, does not yet have a portfolio turnover rate.

Principal investment strategies | During normal market conditions, the Small Cap Stock Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of small-capitalization companies. The fund’s portfolio

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managers consider small-capitalization companies to be those companies that, at the time of purchase, have a market capitalization equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period (approximately $3.7 billion during the 12-month period ended July 31, 2012).

Equity securities include common and preferred stocks, warrants or rights exercisable into common or preferred stock, and securities convertible into common or preferred stock. Although the fund’s primary focus is on the equity securities of small-capitalization companies, the fund also may invest in other investment companies or exchange-traded funds.

When making their investment decisions, the portfolio managers generally focus on investing in the securities of small-capitalization companies that demonstrate growth potential at a price that does not appear to reflect the company’s true underlying value.  The portfolio managers utilize a three-pronged investment philosophy when evaluating potential additions to the fund’s portfolio – Quality, Valuation and Balance.  The portfolio managers seek quality by investing in companies with superior cash-flow generation, management teams with a successful record of business-strategy execution, sustainable growth and a defensive business model. They seek attractive valuation using market fluctuations as opportunistic entry points. Finally, the portfolio managers attempt to balance the portfolio through sector-weight policies that provide diversification across major economic sectors.  The fund will sell securities when the portfolio managers believe they have become overvalued or if they no longer meet the portfolio managers’ investment criteria.

Principal risks | The greatest risk of investing in this fund is that you could lose money. The values of most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. As a result, the fund’s net asset value (“NAV”) may also increase or decrease. Investments in this fund are subject to the following primary risks and these risks are further explained in the statutory Prospectus under “Additional Information on Investment Strategies” and “Additional Information on Risks.”

●Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

●Market timing risk arises because certain types of securities in which the fund invests, including small-cap securities, could cause the fund to be at greater risk of market timing activities by fund shareholders;

●Investing in other investment companies and exchange-traded funds (“ETFs”) carries with it the risk that by investing in another investment company or ETF the fund, and therefore its shareholders, indirectly bear the fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses fund shareholders directly bear in connection with the fund’s own operations;

●Small-cap company risk arises because small-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;

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●Stock market risk is the risk of broad stock market decline or decline in particular holdings; and

●Value stock risk arises from the possibility that a stock’s true value may not be fully realized by the market.

Performance | No performance information is presented because the fund has not yet commenced operations. In the future, performance information will be presented in this section. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

Manager | Eagle Asset Management, Inc., 880 Carillon Parkway, St. Petersburg, Florida 33716, is the fund’s investment adviser.

Portfolio Managers | Charles Schwartz, CFA®, Betsy Pecor, CFA® and Matthew McGeary, CFA® are Co-Portfolio Managers of the fund and each a Vice President of Investments at Eagle. Each are jointly responsible for the day-to-day management of the fund. Mr. Schwartz, Ms. Pecor and Mr. McGeary have been Co-Portfolio managers of the fund since its inception in 2012.

Purchase and sale of fund shares | You may purchase, redeem, or exchange Class A, C and I shares of the fund on any business day through your financial intermediary, by mail at Eagle Family of Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 (for regular mail) or 615 East Michigan Street, Third Floor, Milwaukee, WI, 53202 (for overnight service), or by telephone (800.421.4184). Shares may also be purchased by check, wire, or electronic bank transfer. In Class A and Class C shares, the minimum purchase amount is $1,000 for regular accounts, $500 for retirement accounts and $50 through a periodic investment program, with a minimum subsequent investment plan of $50 per month. For individual investors, the minimum initial purchase for Class I shares is $2,500,000, while fee-based plan sponsors set their own minimum requirements. Class R-3 and Class R-5 shares can only be purchased through a participating retirement plan and the minimum initial purchase for Class R-3 shares and Class R-5 shares is set by the plan administrator. Class R-6 shares can only be purchased through a qualifying retirement plan or Section 529 college savings plan. To be eligible, shares must be held through plan administrator level or omnibus accounts held on the books of the fund. The minimum initial purchase amount for individual investors is set by the plan administrator.

Tax information |  The dividends you receive from the fund will be taxed as ordinary income or net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangement.

Payments to broker-dealers and other financial intermediaries | If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may influence the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Historical performance of similar accounts managed by the Portfolio Manager | As of the date of the Prospectus, the fund had not yet commenced operations and, thus, the fund does not have performance history. The performance shown below is not the performance of the Small Cap Stock Fund and is not a guarantee of future results in managing the fund. This composite performance information should not be considered a substitute for the fund’s performance.

The performance information included below (“Composite”) has been provided by Eagle and is designed to show you how accounts managed by the portfolio managers have performed over various periods in the past. The Composite is comprised of a composite of accounts that were managed by the portfolio team at another registered investment adviser (“Predecessor Firm”) since 2004. The Composite includes all of the accounts managed in a substantially similar manner by the portfolio managers with substantially similar investment strategies to the fund. The Composite is net of the Small Cap Stock Fund’s contractual Class A share maximum operating expenses (1.50%). The Class A share maximum was selected for comparison because it is the most representative of the portfolio managers’ record. Certain investment, diversification and tax law limitations that are imposed on registered investment companies such as the fund are not applicable to the Composite and would have adversely affected the performance of the Composite had they been applicable. In addition, while Eagle does not charge a performance fee to the fund, a performance fee may have been charged to certain of the accounts in the Composite and thus the portfolio managers may have had different incentives in managing these accounts as compared to the fund. The current composite performance may vary from that shown.

Average annual total returns
(for the periods ended July 31, 2012)

	1-yr	3-yr	5-yr	Since-Inception (10/1/04)
Small-Cap Composite	(3.07)%	18.29%	3.80%	8.21%
Russell 2000® Index (a) (reflects no deduction for fees, expenses or taxes)	0.19%	13.71%	1.69%	5.76%
Russell 2500® Index (b) (reflects no deduction for fees, expenses or taxes)	0.88%	15.42%	2.24%	6.70%

(a) The Russell 2000® Index is an unmanaged index comprised of the 2,000 smallest companies in the Russell 3000® Index.  The Russell 3000® Index measures the performances of the 3,000 largest U.S. companies based on total market capitalization. The returns of the index do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

(b) The Russell 2500® Index is an unmanaged index comprised of the 2,500 smallest companies in the Russell 3000® Index. The Russell 3000® Index measures the performances of the 3,000 largest U.S.

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companies based on total market capitalization. The returns of the Russell 2500® Index do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

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Additional Information on the Fund

The fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are inconsistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Additional Information Regarding Investment Strategies

Although the fund’s primary focus is on the equity securities of small companies, the fund also may invest in other investment companies or exchange-traded funds.  The Fund may sell securities for a variety of reasons. Typically, the Fund will sell a security if the portfolio managers believe it is overvalued or when the market cap has grown such that the company is no longer appropriate for a small-cap fund. The portfolio managers may also choose to trim a holding if the position size exceeds the portfolio managers' specified weighting guidelines.

Additional Information About Risk Factors

The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the fund. Additionally, while the portfolio managers seek to take advantage of investment opportunities that will maximize the fund’s investment returns, there is no guarantee that such opportunities will ultimately benefit the fund. There is no assurance that the portfolio managers’ investment strategy will enable the fund to achieve its investment objective. Investments in this fund are subject to the following primary risks:

Growth stocks | Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, investors may punish the prices of stocks excessively, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Market timing | Because of specific securities a fund may invest in, it could be subject to the risk of market timing activities by fund shareholders. Some examples of these types of securities are high-yield, small-cap and foreign securities. Typically, foreign securities offer the most opportunity for these market timing activities. A fund generally prices these foreign securities using their closing prices from the foreign markets in which they trade, typically prior to a fund’s calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before a fund prices its shares. In such instances, a fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in a fund to take advantage of any price differentials that may be reflected in the NAV of a fund’s shares. There is no assurance that fair valuation of securities can reduce or

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eliminate market timing. While the manager and transfer agent of the Funds monitor trading in each fund, there is no guarantee that they can detect all market timing activities.

Other investment companies and ETFs | Investments in the securities of other investment companies and exchange-traded funds (“ETFs”), (which may, in turn invest in equities, bonds, and other financial vehicles) may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, a fund becomes a shareholder of that investment company or ETF. As a result, fund shareholders indirectly bear the fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses fund shareholders directly bear in connection with the fund’s own operations.

As a shareholder, the fund must rely on the investment company or ETF to achieve its investment objective. If the investment company or ETF fails to achieve its investment objective, the value of the fund’s investment will decline, adversely affecting the fund’s performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares may potentially trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a fund. Finally, because the value of ETF shares depends on the demand in the market, the portfolio manager may not be able to liquidate a fund’s holdings at the most optimal time, adversely affecting the fund’s performance.

Small-cap companies | Investments in small-cap companies generally involve greater risks than investing in large-capitalization companies. Small-cap companies often have narrower commercial markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a fund’s portfolio. Generally, the smaller the company size, the greater these risks. Additionally, small-cap companies may have less market liquidity than large-cap companies.

Stock market | The value of a fund’s stock holdings may decline in price because of changes in prices of its holdings or a broad stock market decline. These fluctuations could be a sustained trend or a drastic movement. The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Value stocks | Investments in value stocks are subject to the risk that their true worth may not be fully realized by the market. This may result in the value stocks’ prices remaining undervalued for extended periods of time. A fund’s performance also may be affected adversely if value stocks remain unpopular with or lose favor among investors.

Management of the Fund

Manager

Eagle Asset Management, Inc. (“Eagle” or “Manager”) located at 880 Carillon Parkway, St. Petersburg, Florida 33716, serves as investment adviser and administrator for the fund. Eagle manages, supervises and conducts the business and administrative affairs of the fund. Eagle is a wholly owned subsidiary of

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Raymond James Financial, Inc. (“RJF”) which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients. As of [ ], Eagle had approximately [ ] of assets under management. The basis for the approval of the Investment Advisory contract will be contained in the annual report for the period ended October 31, 2012. Eagle’s contractual annual investment advisory fee for the fund is 0.60% of the fund’s average daily net assets. The fund has entered into an Administration Agreement with Eagle under which the fund pays Eagle for various administrative services at a rate of 0.15% of average daily net assets for Class A, Class C and Class R-3 shares and a rate of 0.10% of average daily net assets for Class I, Class R-5 and Class R-6 shares.

Portfolio Managers

Charles Schwartz, CFA®, Betsy Pecor, CFA® and Matthew McGeary, CFA® are Co-Portfolio Managers of the fund and each a Vice President of Investments at Eagle. Each are jointly responsible for the day-to-day management of the fund. They have each been Co-Portfolio managers of the fund since its inception in 2012.  They each joined Eagle in August 2012. Previously, Mr. Schwartz served as Co-Portfolio Manager and Senior Vice President at Sentinel Investments from 2004 to 2012. Prior to joining Eagle, Ms. Pecor served as Co-Portfolio Manager at Sentinel Investments from 2005 to 2012. Prior to joining Eagle, Mr. McGeary served as Co-Portfolio Manager at Sentinel Investments from 2011 to 2012 and as Equity Analyst at the same firm from 2005 to 2011.

Additional information about portfolio manager compensation, other accounts managed by the portfolio managers, and portfolio manager ownership of fund shares is found in the Statement of Additional Information (“SAI”).

Distributor

Eagle Fund Distributors, Inc. (“Distributor”), a wholly-owned subsidiary of Eagle, serves as the distributor of the fund. The Distributor may compensate other broker-dealers to promote sales of fund shares. The Distributor’s role is that of an underwriter and it serves only as an agent for accepting shareholder instructions and does not maintain brokerage accounts for any shareholders.

Rule 12b-1 Distribution Plan

The fund has adopted a Distribution Plan for each share class under Rule 12b-1 that allows it to pay distribution and service fees for the sale of its A shares, C shares and R-3 shares and for services provided to shareholders. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Under the fund’s distribution plan, the fund is authorized to pay a maximum distribution and service fee of up to 0.35% of average daily assets on Class A shares. The fund’s Board of Trustees has approved a current fee of 0.25% on Class A shares. Also, under the fund’s distribution plan, the fund is authorized to pay a maximum distribution and service fee of up to 0.50% of average daily net assets on Class R-3 shares. Class C shares of the fund are subject to ongoing Rule 12b-1 fees of up to 1.00% of their average daily net assets.

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The fund does not incur any direct distribution expenses related to Class I, Class R-5 or Class R-6 shares. However, the fund has adopted a Distribution Plan for each share class in accordance with Rule 12b-1 under the Investment Company Act of 1940, which authorizes the use of any fees received by Eagle or any third party out of its own resources in accordance with the Investment Advisory and Administration Agreement to be used for the sale and distribution of Class I, Class R-5 or Class R-6 shares.

Payments to Financial Intermediaries

Eagle, the Distributor or one or more of their corporate affiliates (“Affiliate” or “Affiliates”) make cash payments to financial intermediaries in connection with the promotion and sale of shares of the fund. Eagle or the Distributor also make cash payments to one or more of its Affiliates. Cash payments include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. Eagle or its Affiliates make these payments from their own resources and the Distributor generally makes such payments from the retention of underwriting concessions or 12b-1 fees. The Board, Eagle or its Affiliates may terminate or suspend payments at any time. In this context, the term “financial intermediaries” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with Eagle, the Distributor and/or an Affiliate.

Eagle or its Affiliates make revenue sharing payments as incentives to certain financial intermediaries to promote and sell shares of the fund. The benefits that Eagle and its Affiliates receive when these payments are made include, among other things, placing the fund on the financial adviser’s fund sales system, possibly placing the fund on the financial intermediary’s preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. Revenue sharing payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the fund in its fund sales system (on its “sales shelf”). Eagle and its Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The revenue sharing payments Eagle or its Affiliates make may be calculated on the average daily net assets of the applicable fund attributable to that particular financial intermediary (“Asset-Based Payments”). Asset-Based Payments primarily create incentives to retain previously sold shares of the fund in investor accounts. The revenue sharing payments Eagle or its Affiliates make may be also calculated on sales of new shares in the fund attributable to a particular financial intermediary (“Sales-Based Payments”). Sales-Based Payments may create incentives for the financial intermediary to, among other things, sell more shares of a particular fund or to switch investments between funds frequently.

Eagle or its Affiliates also make other payments to certain financial intermediaries for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges, cash sweep payments, or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which Eagle’s or its Affiliates’ personnel may make presentations on the fund to the financial intermediary’s sales force and clients). Financial intermediaries may earn profits on these

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payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. An Affiliate also makes payments to financial intermediaries for these services, to the extent that these services replace services that would otherwise be provided by the fund’s transfer agent or otherwise would be a direct obligation of the fund. The fund reimburses the Affiliate for these payments as transfer agent out-of-pocket expenses.

Eagle and its Affiliates are motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of financial intermediaries. To the extent financial intermediaries sell more shares of the fund or retain shares of the fund in their clients’ accounts, Eagle and its Affiliates benefit from the incremental management and other fees paid to Eagle and its Affiliates by the fund with respect to those assets.

In certain cases, these payments could be significant to the financial intermediary. Your financial intermediary may charge you additional fees and/or commissions other than those disclosed in this Prospectus. You can ask your financial intermediary about any payments it receives from Eagle or its Affiliates or the fund, as well as about fees and/or commissions it charges.

Your Investment

The fund offers Class A, Class C, Class I, Class R-3, Class R-5 and Class R-6 shares. Each class has a different combination of purchase restrictions, sales charges and ongoing fees allowing you to choose the class that best meets your needs. The following sections explain the sales charges or other fees you may pay when investing in each class.

Class A Shares

You may purchase Class A shares at the “offering price,” which is a price equal to their NAV, plus a sales charge imposed at the time of purchase. Class A shares currently are subject to ongoing distribution and service (Rule 12b-1) fees equal to 0.25% of their average daily net assets. If you choose to invest in Class A shares, you will pay a sales charge at the time of each purchase. The table below shows the charges both as a percentage of offering price and as a percentage of the amount you invest. Because of rounding of the calculation in determining the sales charges, you may pay more or less than what is shown in the tables below. If you invest more, the sales charge will be lower.

Sales Charge as a percentage of:

Your Investment	Offering Price (a)	Your Investment (a)	Dealer Concession as % of offering price (b)
Less than $25,000	4.75%	4.99%	4.25%
$25,000-$49,999	4.25%	4.44%	3.75%
$50,000-$99,999	3.75%	3.90%	3.25%

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$100,000-$249,999	3.25%	3.36%	2.75%
$250,000-$499,999	2.50%	2.56%	2.00%
$500,000-$999,999	1.50%	1.52%	1.25%
$1,000,000 and over	0.00%	0.00%	See “Sales Charge Waiver” section

(a) As a result of rounding, the actual sales charge for a transaction may be higher or lower than the sales charges listed. (b) During certain periods, the Distributor may pay 100% of the sales charge to participating dealers. Otherwise, it will pay the dealer concession shown above.

Sales Charge Reductions

To receive a reduction or waiver in your Class A initial sales charge, you must advise your financial adviser or the fund of your eligibility at the time of purchase.

The fund offers programs designed to reduce your Class A sales charges as described in the preceding schedule. For purposes of calculating your sales charge, you can combine purchases of Class A and Class C shares for all mutual funds managed by the Manager in the account owner relationships listed below. For purposes of determining your sales charge, discounts will be applied based upon the greater of the current account value or the total of all purchases less all redemptions.

●Accounts owned by you, your spouse or minor children, including trust or other fiduciary accounts in which you, your spouse or minor children are the beneficiary. This includes sole proprietor business accounts;

●Accounts opened under a single trust agreement — including those with multiple beneficiaries;

●Purchases made by a qualified retirement or employee benefit plan of a single employer; and

●Purchases made by a company, provided the company is not in existence solely for purchasing investment company shares.

Rights of accumulation | You may add the value of your previous Class A and Class C purchases for purposes of calculating the sales charge for future purchases of Class A shares. For example, if you previously purchased $20,000 of a mutual fund managed by the Manager without redeeming and made a subsequent investment of $10,000 in Class A shares, a sales charge discount would be applied to the $10,000 investment.

Letter of intent | You may combine Class A and Class C share purchases of any fund managed by the Manager over a 13-month period and receive the same sales charge as if all shares had been purchased at once by signing a Letter of Intent (LOI). You must inform your financial advisor or the fund that you have an LOI each time you make an investment. Investments made up to 90 calendar days before adopting this agreement are eligible for this discount. All prior investments can be applied toward meeting the investment requirement. If you fail to make an investment sufficient to meet the intended investment within the 13-month period, the difference in Class A sales charges will be charged to your

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account. Purchases resulting from the reinvestment of dividends and capital gain distributions do not apply toward fulfillment of the LOI. Shares equal to 5% of the amount of the LOI will be held in escrow during the 13-month period. If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect. This amount will be obtained from redemption of the escrow shares. Any remaining escrow shares will be released to you.

SIMPLE IRA | By investing in a SIMPLE IRA plan you and all plan participants will receive a reduced Class A sales charge on all plan contributions that exceed quantity discount amounts. SIMPLE IRA plan accounts are not eligible to be counted under a Rights of Accumulation or Letter of Intent sales charge reduction or waiver with accounts other than accounts in the SIMPLE IRA plan unless approved by the Manager.

Sales charge waiver | Class A shares may be purchased at NAV without any sales charge by:

●
The Manager, its affiliates, directors, officers and employees; any mutual fund managed by the Manager and current and retired officers and Trustees of the fund; the subadviser of any mutual fund managed by the Manager and its current directors, officers and employees; employees and registered financial advisers of broker-dealers that have selling arrangements with the fund’s Distributor; directors, officers and employees of banks and trust companies that are party to agency agreements with the Distributor; all such persons’ immediate relatives (spouse, parents, siblings, children — including in-law relationships) and beneficial accounts; and

●
Investors who participate in certain wrap fee investment programs or certain retirement programs sponsored by broker-dealers or other service organizations which have entered into service agreements with the Manager or the Distributor. Such programs generally have other fees and expenses, so you should read any materials provided by that organization.

●
Investors who participate in self-directed investment brokerage accounts offered by financial intermediaries who have entered into a selling agreement with the Funds’ Distributor. Financial intermediaries offering self-directed accounts may or may not charge a transaction fee to its customers, so you should read any materials provided by that financial intermediary.

Eagle, the Distributor or one or more of their Affiliates may pay a one-time up-front sales concession from its own resources to broker-dealers and financial intermediaries for purchases of Class A shares of $1,000,000 or more according to the following schedule: 0.80% of purchases between $1 million and $2.5 million, 0.60% of purchases between $2.5 million and $5 million, 0.35% of purchases between $5 million and $8 million, 0.25% of purchases between $8 million and $15 million and 0.15% of purchases over $15 million.

Any purchase for which the one-time sales concession was paid will be subject to a contingent deferred sales charge (“CDSC”) payable by you based on the lower of the cost of the shares being redeemed or their NAV at the time of redemption. If shares are held for up to 6 months there will be a CDSC of 1.00%, and if the shares are held for 6 to 18 months there will be a CDSC of 0.75%. Please note that some qualified retirement plans restrict the payment of a CDSC, therefore no sales concessions shall be paid with respect to such plans. Qualified retirement plans should consider purchasing Class I or Class R

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shares which do not have a CDSC. The Manager reserves the right to alter or change the finder’s fee policy at any time at its own discretion.

More information concerning sales charge reductions and waivers can be found in the SAI and on our website, eagleasset.com.

Class C Shares

You may purchase Class C shares at NAV with no initial sales charge. As a result, the entire amount of your purchase is invested immediately. However, if you sell the shares less than one year after purchase, you will pay a 1% CDSC at the time of sale. Class C shares are subject to ongoing Rule 12b-1 fees of up to 1% of their average daily net assets. Class C shares do not convert to any other class of shares. With respect to Class C shares, you should consult with your financial adviser as to the suitability of such an investment for you.

Application of CDSC

The CDSC for Class A shares and Class C Shares is calculated based upon the original purchase cost or the current market value of the shares being sold, whichever is less. Because of rounding of the calculation in determining the CDSC, you may pay more or less than the indicated rate. Your CDSC holding period is based upon the anniversary of your purchase.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have been held the longest. There is no CDSC on shares acquired through reinvestment of dividends or other distributions. However, any period of time you held shares of a money market fund managed or offered by the Manager will not be counted for purposes of calculating the CDSC.

To receive a reduction or waiver in your Class C initial sales charge, you must advise your financial adviser or the transfer agent of your eligibility at the time of purchase.

The CDSC for Class A shares and Class C shares is generally waived if the shares are sold:

●To make certain distributions from retirement plans;

●Because of shareholder death or disability (including shareholders who own shares in joint tenancy with a spouse);

●To make payments through certain sales from a Systematic Withdrawal Plan of up to 12% annually of the account balance at the beginning of the plan; or

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●Due to involuntary redemptions by the fund as a result of your account not meeting the minimum balance requirements, the termination and liquidation of the fund, or other actions.

Reinstatement Privilege

If you sell Class A or Class C shares of a mutual fund managed by the Manager, you may reinvest some or all of the sales proceeds up to 90 calendar days later in the same class of any mutual fund managed by the Manager without incurring additional sales charges. If you paid a CDSC, the reinvested shares will have no holding period requirement. You must notify the Manager and your financial adviser at the time of investment if you decide to exercise this privilege.

Class I Shares

Class I shares are available to individual investors with a minimum investment of $2,500,000 and investors purchasing through a financial intermediary within a “wrap,” asset allocation or other fee based advisory program (“Fee Based Program”), provided that the Fee Based Program sponsor has selected this class of shares as an acceptable investment for this Fee Based Program and entered into a distribution arrangement with the Distributor for the Fee Based Program. Eagle at its discretion may waive this minimum amount.

Class R-3 and R-5 Shares

Class R-5 shares generally are available only to retirement plans that have $1,000,000 or more in plan assets. Class R-3 and R-5 shares are not available to retail non-retirement accounts, traditional and Roth IRAs, SIMPLE IRAs, SEPs, SARSEPs, Coverdell Educational Savings Accounts or individual 401(k) or 403(b) plans. Eagle at its discretion may waive this minimum amount. Plan participants should contact the Plan Administrator to consider purchasing these shares.

Class R-6 Shares

Class R-6 shares generally are available only to Section 529 college savings plans or qualified retirement plans (defined contribution plans established by corporations, partnerships or sole proprietorships) that invest a minimum of $2,500,000 in plan assets in the Eagle Family of Funds. Eagle at its discretion may waive this minimum amount. Plan participants should contact the Plan Administrator to consider purchasing these shares.

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Investing in Shares

Once you have chosen a share class, the next step is to determine the amount you wish to invest. There are several ways to invest, although the availability of these services may be limited by your financial adviser or institution.

Investing in A shares and C shares | The minimum investment in A shares and C shares is:

Type of account	Initial investment	Subsequent investment
Regular account	$1,000	No minimum
Periodic investment program	$50	$50 per month
Retirement account	$500	No minimum

The fund may waive these minimum requirements at its discretion. Contact the fund or your financial adviser for further information.

Investing in I shares | For individual investors and qualified institutions purchasing I shares for their own account, the minimum initial investment is $2,500,000. Qualified institutions include corporations, banks, insurance companies, endowments, foundations and trusts. The fund may waive any of these minimums at its sole discretion. For wrap accounts, minimum investments for initial and subsequent purchases are set by the Fee Based Program sponsor. You must contact your intermediary to purchase Class I shares in this manner. The Manager may waive these minimum requirements at its discretion. Contact the transfer agent or your financial adviser for further information.

Investing in R-3 and R-5 shares | Class R-3 or R-5 shares are available for purchase through eligible employer sponsored retirement plans (including 401(k) plans, 403(b) plans, 457 plans and profit-sharing plans) in which the employer, plan sponsor or other administrator (“Plan Administrator”) has entered into an agreement with the Distributor. Class R-3 and R-5 shares also are generally only available to retirement plans in which the Plan Administrator or other intermediary opens an omnibus account on the books of the fund. Additional shares may be purchased through your Plan Administrator. Initial and subsequent purchase minimums are determined by your Plan Administrator.

Investing in R-6 Shares | Class R-6 shares generally are available only to Section 529 college savings plans or qualified retirement plans (defined contribution plans established by corporations, partnerships or sole proprietorships) that invest a minimum of $2,500,000 in plan assets in the Eagle Family of Funds. Eagle at its discretion may waive this minimum amount.

Purchases may be made through Section 529 college savings plans or eligible employer-sponsored qualified retirement plans in which the employer, plan sponsor or other administrator (“Plan Administrator”) has entered into an agreement with the Distributor. Class R-6 shares also are generally only available to Section 529 college savings plans or retirement plans in which the Plan Administrator or other intermediary opens an omnibus account on the books of the fund. Initial and subsequent investment minimums for individual investors are set by the Plan Administrator. Class R-6 shares are not available directly to individual investors, retail non-retirement accounts, traditional and Roth IRAs,

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SIMPLE IRAs, SEPs, SARSEPs or Coverdell Education Savings Accounts. Plan participants should contact the Plan Administrator to consider purchasing these shares.

Class R-6 shares may be purchased or redeemed only through a Plan Administrator. The Plan Administrator will transmit purchase and redemption requests to the fund and may charge its Plan participants a fee for this service.

How To Invest

For shares managed by a Plan Administrator, please contact the Plan Administrator to place a purchase request.

Initial Offering of Shares | The fund initially will offer its shares for sale from December 1, 2012, until the close of business on December 31, 2012. During this period, shares of the fund will be offered through the Distributor to participating dealers or banks at a price of $15 per Class A share (including the applicable sales charge). Class C shares will be offered at $14.44. During this period, participating dealers or participating banks may receive payments for any orders. These persons may benefit from the temporary use of funds received prior to close of the initial offering period. You may rescind your order anytime during the offering period prior to its closing and your full payment will be returned to you. After the close, the fund will commence investment operations. The fund may withdraw, cancel, extend, or modify the offering of shares during the initial offering period without notice or refuse any order in whole or in part, if the fund determines that it is in its best interests to do so.

Through your financial adviser | You may invest in the fund by contacting your financial adviser. Your financial adviser can help you open a new account, review your financial needs and formulate long-term investment goals and objectives. Your financial adviser or broker will transmit your request to the fund and may charge you a fee for this service. Your broker may also designate other intermediaries to receive orders on the fund’s behalf.

By mail | You may invest in the fund by completing and signing an account application from your financial adviser, through our website, eagleasset.com, or by telephone (800.421.4184). Indicate the fund, the class of shares and the amount you wish to invest. If you do not specify a share class, we will automatically choose Class A shares, which include a front-end sales charge. Checks must be drawn on an account at a U.S. bank and made payable to the specific fund and class being purchased. The fund will not accept payment in cash or money orders. The fund also does not accept cashier’s checks in amounts of less than $10,000, nor postdated checks, postdated online bill pay checks, or any conditional order or payment. To prevent check fraud, the fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks, or starter checks for the purchase of shares. Mail the application and your payment to:

Regular mail
Eagle Family of Funds
c/o U.S. Bancorp Fund Services, LLC

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P.O. Box 701
Milwaukee, WI 53201-0701

Overnight delivery
Eagle Family of Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Third Floor
Milwaukee, WI 53202

Note: The fund does not consider the U.S. Postal Service or other independent delivery services to be its agent. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the fund.

The transfer agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the fund, for any payment that is returned. It is the policy of the fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The fund reserves the right to reject any application.

By telephone | You can make additional purchases by telephone by calling (800.421.4184). You must have banking information established on your account prior to making a purchase. Your bank account must be in the same name as your Eagle account. This method cannot be used to open a new account. During periods of high market activity, shareholders may encounter higher than usual call wait times. Please allow sufficient time to place your telephone transaction. Once a telephone transaction has been placed, it cannot be canceled or modified. Telephone trades must be received by or prior to the close of regular trading on the New York Stock Exchange (“NYSE”), which is typically 4:00 p.m. ET.

Through our website | You can make additional purchases through our website, eagleasset.com. You must have banking information established on your account prior to making a purchase. Your bank account must be in the same name as your Eagle account. This method cannot be used to open a new account. Once an online transaction has been placed, it cannot be canceled or modified. Online trades must be received by or prior to the close of regular trading on the NYSE, which is typically 4:00 p.m. ET.

By periodic investment program | We offer several plans to allow you to make regular, automatic investments into the fund. You determine the amount and frequency of your investments. You can terminate your plan at any time. Any request to change or terminate your periodic investment program should be submitted to the transfer agent at least 5 days prior to the effective date. Availability of these plans may be limited by your financial adviser or institution.

●From Your Bank Account — You may instruct us to transfer funds from a specific bank checking account to your account. This service is only available in instances in which the transfer can be effected by automated clearing house transfer (“ACH”). Complete the appropriate sections of the account application or the Direct Payment Plan form to activate this service. If your bank rejects your payment, the fund’s transfer agent will charge a $25 fee to your account. The fund reserves the right to cancel a

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periodic investment program if payment from your bank is rejected for two consecutive periods or if you make regular withdrawals from your account without maintaining the minimum balance.

●Automatic Exchange — You may make automatic regular exchanges between two or more mutual funds managed or offered by the Manager. These exchanges are subject to the exchange requirements discussed below.

The intent of these plans is to encourage you to increase your account balance to the fund’s minimum investment. If you discontinue any of these plans, or make regular withdrawals from your account without maintaining the minimum balance, we may require you to buy more shares to keep your account open or we may close your accounts.

By direct deposit | For A shares and C shares only, you may instruct your employer, insurance company, the federal government or other organization to direct all or part of the payments you receive to your account. All payments from the U.S. government, including payroll, pension, Social Security, and income tax refunds are eligible for this service. The following information must be provided to the payor in the enrollment process:

U.S. Bank NA
Milwaukee, WI
ABA# 075000022
Depositor #88- _ _ _ _ -0- _ _ _ _ _ _ _ _ _ _
     Fund Number   Account Number

The account must be designated as a checking account. Please note that these instructions are different than the Federal Reserve wire instructions.

By wire | If you are making your first investment, before you wire funds, the transfer agent must have a completed account application. You may mail or overnight deliver your account application to the transfer agent. Upon receipt of your completed account application, the transfer agent will establish an account for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include the name of the fund you are purchasing, the account number, and your name so that monies can be correctly applied. Your bank should transmit funds by wire to:

U.S. Bank N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022

Credit:
U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit:
(name and share class of fund to be purchased)

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(shareholder registration)
(shareholder account number)

Before sending your wire, please contact the transfer agent at 800.421.4184 to advise of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

Wired funds must be received prior to 4:00 p.m. ET to be eligible for same day pricing. The fund and the transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

How To Sell Your Investment

For shares managed by a Plan Administrator, please contact the Plan Administrator to place a redemption request.

A shares and C shares | You can sell (redeem) A shares and C shares of your fund for cash at any time, subject to certain restrictions. When you sell shares, payment of the proceeds (less any applicable CDSC) generally will be made the next business day after your request is received in good order. If you sell shares that were recently purchased by check or ACH deposits, payment will be delayed until we verify that those funds have cleared, which may take up to ten business days. Shares are not subject to a redemption fee.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

You may contact your financial adviser or the fund’s transfer agent with instructions to sell your investment in the following ways. Availability of these options may be limited by your financial adviser or institution.

Through your financial adviser | You may sell your shares through your financial adviser who can prepare the necessary documentation. Your financial adviser will transmit your request to sell shares of your fund and may charge you a fee for this service.

By telephone | For certain accounts, you may sell shares from your account by telephone by calling 800.421.4184 prior to the close of regular trading on the New York Stock Exchange (“NYSE”), which is typically 4:00 p.m. ET. If you do not wish to have telephone redemption privileges, you must complete the appropriate section of the account application. IRA accounts may not be redeemed by telephone.

For your protection, telephone requests may be recorded in order to verify their accuracy and monitor call quality. In addition, we will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer identification number and other relevant information. If appropriate measures are taken, we are not responsible for any losses that may occur to any account due to an unauthorized telephone request.

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When redeeming shares by telephone, payment of less than $100,000 can be made in one of the following ways:

●Directly to a bank account for which you have previously provided information to us in writing on your account application or subsequent form. Funds are generally available in your bank account two to three business days after we receive your request; or

●By check to your address of record, provided there has not been an address change in the last 30 calendar days.

Once a telephone transaction has been placed, it cannot be canceled or modified. During periods of high market activity, shareholders may encounter higher than usual call wait times. Please allow sufficient time to place your telephone transaction.

In writing | You may sell shares of the fund by sending a written redemption request to the transfer agent at the address below. Your request should be in good order and should specify the fund name and class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell. Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. Contact Eagle at 800.421.4184 with questions on required documentation.

Regular Mail
Eagle Family of Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Overnight delivery
Eagle Family of Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Third Floor
Milwaukee, WI 53202

Note: The fund does not consider the U.S. Postal Service or other independent delivery services to be its agent. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the fund.

The transfer agent may require a signature guarantee for certain redemption requests. A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.

A signature guarantee of each owner is required in the following situations:

●When ownership is being changed on your account;

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●When redemption proceeds are payable to or sent to any person, address or bank account not on record;

●When a change of address request has been received by the transfer agent within the last 30 days; and/or

●For redemptions in excess of $100,000 from any shareholder account, with the exception of directly traded business or omnibus accounts, to existing instructions on file.

In addition to the situations described above, the fund and/or transfer agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

Non-financial transactions, including establishing or modifying certain services on an account, will require a signature guarantee or signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

Through our website | For certain accounts, you may sell shares from your account through our website, eagleasset.com, prior to the close of regular trading on the NYSE, which is typically 4:00 p.m. ET.

When redeeming shares through our website, payment of less than $100,000 can be made in one of the following ways:

●Directly to a bank account for which you have previously provided information to us in writing on your account application or subsequent form. Funds are generally available in your bank account two to three business days after we receive your request; or

●By check to your address of record, provided there has not been an address change in the last 30 calendar days.

Once an online transaction has been placed, it cannot be canceled or modified.

Systematic withdrawal plan | You may establish a plan for periodic withdrawals from your account. Withdrawals can be made on the 1st, 5th, 10th, or 20th day of the month at monthly, quarterly, semi-annual or annual intervals. If such a day falls on a weekend or holiday, the withdrawal will take place on the next business day. To establish a plan, complete the appropriate section of the account application or the Eagle systematic withdrawal form (available from your financial adviser, the fund or through our website, eagleasset.com) and send that form to the transfer agent. The fund reserves the right to cancel systematic withdrawals if insufficient shares are available for two or more consecutive months.

If you elect this method of redemption, a check will be sent to your address of record, or payment will be made via electronic funds transfer through the ACH network directly to your bank account. For

25

payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your fund account. The systematic withdrawal plan may be terminated at any time by the fund. You may also elect to terminate your participation in the systematic withdrawal plan at any time by contacting the transfer agent at least five days prior to the next withdrawal.

A withdrawal under the systematic withdrawal plan involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds any increase in the value of your account (due to asset appreciation or dividends credited to your account, for example) the account ultimately may be depleted. If insufficient shares are available to provide the full and final systematic withdrawal payment amount requested, the account will be redeemed in its entirety.

How To Exchange Your Shares

For shares managed by a Plan Administrator, please contact the Plan Administrator to place an exchange request.

You can exchange shares of one Eagle fund for shares of the same class of any other Eagle fund, subject to the investment requirements of that fund. Obtain a prospectus of that fund from your financial adviser, the fund or through our website, eagleasset.com. You may exchange your shares by calling your financial adviser or the fund if you exchange to like-titled Eagle accounts. Written instructions with a signature guarantee are required if the accounts are not identically registered.

Shares that have previously paid a sales charge in an Eagle fund will exchange into the same share class of another Eagle fund with no additional sales charge for the duration that the shares remain in the Eagle Family of Funds. Exchanges may be subject to a CDSC as described above in “How to Sell Your Investment.” For purposes of determining the CDSC, Class A and Class C shares will continue to age from their original investment date and will retain the same CDSC rate as they had before the exchange. However, any period of time you held shares of a money market fund managed or offered by the Manager will not be counted for purposes of calculating the CDSC.

You may be able to convert your shares to a different share class of the same Fund that has a lower expense ratio provided certain conditions are met. This conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. In such instance, your shares may be converted under certain circumstances. Generally, Class C shares are not eligible for conversion until the applicable CDSC period has expired. Retirement class shares of the fund may be converted to Class A shares of the same fund if you cease to satisfy the share eligibility requirements of the retirement class. Please contact the fund or your financial advisor for additional information.

Please consult a tax professional before requesting an exchange. Not all share classes are available through all intermediaries. The fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

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Valuing Your Shares

The price of the fund’s shares is the fund’s NAV per share. The fund determines the NAV of its shares on each day the NYSE is open for business, as of the close of the regular trading session (typically 4:00 p.m. ET), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the closing price of securities traded on that exchange after the NAV is calculated, the fund is not required to recalculate its NAV.

Generally, the fund values portfolio securities for which market quotations are readily available at market value; however, the fund may adjust the market quotation price to reflect events that occur between the close of those markets and the fund’s determination of NAV. A market quotation may be considered unreliable or unavailable for various reasons, such as (1) the quotation may be stale, (2) the quotation may be unreliable because the security is not traded frequently, (3) trading on the security ceased before the close of the trading market, (4) the security is newly issued, (5) issuer specific events occurred after the security ceased trading, or (6) due to the passage of time between the close of the market on which the security trades and the close of the NYSE. Issuer specific events that may cause the last market quotation to be unreliable include (1) a merger or insolvency, (2) events which affect a geographical area or an industry segment, such as political events or natural disasters, or (3) market events, such as a significant movement in the U.S. market.

Both the latest transaction prices and adjustments are furnished by independent pricing services subject to supervision by the Board. The fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures (“Procedures”) approved by the Board. The fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is the amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.

Pursuant to the Procedures, the Board has delegated the day-to-day responsibility for applying and administering the Procedures to a valuation committee comprised of associates of the Manager (“Valuation Committee”). The composition of this Valuation Committee may change from time to time. The Valuation Committee follows fair valuation guidelines as set forth in the Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. For portfolio securities fair valued by the Valuation Committee, Eagle checks fair value prices by comparing the fair value of the security with values that are available from other sources (if any). Eagle compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. Eagle documents and reports to the Valuation Committee such comparisons when they are made. The Valuation Committee reports such comparisons to the Board at their regularly scheduled meetings. The Board retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for the fund. Fair value pricing methods, Procedures and pricing services can change from time to time as approved by the Board, and may occur as a result of look-back testing results or changes in industry best practices.

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There can be no assurance, however, that a fair value price used by the fund on any given day will more accurately reflect the market value of a security than the market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading the fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

●Domestic Exchange Traded Equity Securities — Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Procedures.

●Foreign Equity Securities — If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fund may fair value a security if certain events occur between the time trading ends on a particular security and the fund’s NAV calculation. The fund may also fair value a particular security if the events are significant and make the closing price unreliable. If an issuer-specific event has occurred that Eagle determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Eagle also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the NAV of the fund’s shares is determined only on business days of the fund, the value of the portfolio securities of the fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

●Fixed Income Securities — Government bonds, corporate bonds, asset-backed bonds, municipal bonds and convertible securities, including high yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Procedures.

●Short-term Securities — The amortized cost method of security valuation is used by the fund (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended) for short-term investments (investments that have a maturity date of 60 days or less). The amortized cost of an instrument is determined by valuing it at cost as of the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity. Amortized cost approximates fair value.

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●Futures and Options — Futures and options are valued on the basis of market quotations, if available. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Procedures.

●Investment Companies and ETFs — Investments in other investment companies are valued at their reported net asset value. In addition, investments in ETFs are valued on the basis of market quotations, if available. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Procedures.

Account and Transaction Policies

Doing Business With The Fund

Timing of orders | All orders to purchase or sell shares are executed as of the next NAV, plus any applicable sales charge, calculated after the order has been received in “good order” by an authorized agent of the fund. Orders are accepted until the close of regular trading on the NYSE every business day, normally 4:00 p.m. ET, and are executed the same day at that day’s price. To ensure this occurs, the Distributor and/or dealers are responsible for transmitting all orders to the fund in compliance with their contractual deadline.

Good order requirements | For the fund to process a request, it must be in “good order.” Good order means that Eagle has been provided sufficient information necessary to process the request as outlined in this Prospectus, including:

●The shareholder’s name;

●The name of the fund;

●The account number;

●The share or dollar amount to be redeemed; and

●The signatures of all registered shareholders with signature guarantees, if applicable.

Further, there must not be any restrictions applied to the account making the purchase request. Certain requests are subject to the transfer agent’s verification procedures before they are considered in good order. A request is not considered to be in “good order” by the fund until it meets these requirements.

Account registration options | Eagle offers several options for registering your account. To establish a Transfer on Death (“TOD”) arrangement, an additional TOD agreement is required. Additionally, Eagle offers a range of individual retirement plans including Traditional, Roth, SEP and SIMPLE IRA plans. IRA plans require a separate adoption agreement as well as separate forms to sell your shares. The TOD and

29

IRA agreements are available from your financial adviser, the fund or through our website, eagleasset.com.

Customer identification and verification procedures | The fund is required under the USA PATRIOT Act to obtain certain information about you in order to open an account. You must provide the fund with the name, physical address (mailing addresses containing only a P.O. Box are not accepted), Social Security or other taxpayer identification number and date of birth of all owners of the account. If you do not provide us with this information, your account will not be opened and your investment will be returned. For entities such as corporations or trusts, the person opening the account on the entity’s behalf must provide this information. The fund will use this information to verify your identity using various methods. In the event that your identity cannot be sufficiently verified, the fund may employ additional verification methods or refuse to open your account. Under certain circumstances, it may be appropriate for the fund to close or suspend further activity in an account.

Shares of the fund have not been registered for sale outside of the United States. The Eagle Funds generally do not sell shares directly to individual investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses. Non-individual entities registered outside the United States are not permitted to invest directly with the fund.

Restrictions on orders | The fund and the Distributor reserve the right to reject any purchase or exchange order for any reason and to suspend the offering of fund shares for a period of time. There are certain times when you may not be able to sell shares of the fund or when we may delay paying you the redemption proceeds. This may happen during unusual market conditions or emergencies or when the fund cannot determine the value of its assets or sell its holdings.

Website | Subject to availability by your financial institution, you may access your account information, including balances and transaction history, through our website, eagleasset.com. You may also update your account and process purchases, redemptions, and exchanges through our website. Additional information, including current fund performance and various account forms and agreements, is also available on our website.

Redemption-in-kind | Although the fund generally intends to pay redemption proceeds solely in cash, the fund has reserved the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (this is known as a redemption-in-kind). If the amount of the sale is at least either $250,000 or 1% of the fund’s assets, we may give you securities from the fund’s portfolio instead of cash. To the extent the fund redeems its shares in marketable securities the shareholder assumes any risk of the market price of such securities fluctuating. In addition, the shareholder will bear any brokerage and related costs incurred in disposing of or selling the securities it receives from the fund.

Accounts with below-minimum balances | If your account balance falls below $1,000 as a result of selling shares (and not because of performance or sales charges), the fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 30

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calendar days after notification, the fund reserves the right to close your account and send the proceeds to your address of record.

Abandoned accounts | Your mutual fund account may be transferred to your last known state of residence if the fund consistently receives returned mail related to your account. The fund will adhere to the "inactivity period" specified in your State's abandoned property laws.

Market timing | Market timing typically refers to the practice of frequent trading in the shares of mutual funds in order to exploit inefficiencies in fund pricing. Such transactions include trades that occur when the fund’s NAV does not fully reflect the value of the fund’s holdings — for example, when the fund owns holdings, such as foreign or thinly traded securities, that are valued in a manner that may not reflect the most updated information possible. The fund generally prices its foreign securities using fair valuation procedures approved by the Board as part of the fund’s calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before the fund prices its shares. Excessive trading or market timing can be disruptive to the fund’s efficient management and have a dilutive effect on the value of the investments of long-term fund shareholders, increase the transaction and other costs of the fund and increase the fund’s recognized gains (and, therefore, unless the fund has a net capital loss for the taxable year, taxable distributions to its shareholders), all of which could reduce the return to fund shareholders.

The Board has adopted policies reasonably designed to deter short-term trading of fund shares. The fund will not enter into agreements to accommodate frequent purchases or exchanges. Further, the fund has adopted the following guidelines:

●The fund reviews transaction activity, using established criteria, to identify transactions that may signal excessive trading.

●The fund may reject any purchase or exchange orders, in whole or in part, that in its opinion, appear excessive in frequency and/or amount or otherwise potentially disruptive to the fund. The fund may consider the trading history of accounts under common ownership or control in this determination.

●All shareholders are subject to these restrictions regardless of whether you purchased your shares directly from the fund or through a financial intermediary. The fund reserves the right to reject combined or omnibus orders in whole or in part.

●The fund seeks the cooperation of broker-dealers and other financial intermediaries by various methods such as entering into agreements whereby the fund will request information regarding the identity of specific investors, transaction information and restricting the ability of particular investors to purchase fund shares.

While the fund applies these policies, there is no guarantee that all market timing will be detected.

Disclosure of portfolio holdings | Periodically, customers of the fund express interest in having current portfolio holdings disclosed to them more often than required by law or regulation. To satisfy this request, the fund has adopted a policy on disclosing portfolio holdings to properly manage this process

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to ensure confidentiality and proper use of this information. A description of the fund’s policy is included in the SAI. Portfolio information can be found on our website, eagleasset.com.

Account statements | If you purchase shares directly from the fund, you will receive monthly or quarterly statements detailing fund balances and all transactions completed during the prior period and a confirmation of each transaction. Automatic reinvestments of distributions and systematic investments/withdrawals may be confirmed only by monthly or quarterly statements. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and statements and immediately notify the fund or your financial adviser of any discrepancies.

Dividends, Capital Gain Distributions and Taxes

General | The fund distributes dividends from its net investment income (“dividends”) to its shareholders annually. Net investment income generally consists of dividends and interest income received on investments, less expenses.

The dividends you receive from the fund generally will be taxed as ordinary income. A portion of those dividends may be eligible for the 15% maximum federal income tax rate applicable (through 2012) to dividends paid to individuals.

The fund also distributes net capital gains, if any, to its shareholders, normally once a year.  The fund generates capital gains when it sells assets in its portfolio for profit. Capital gain distributions are taxed differently depending on how long the fund held the asset(s) that generated the gain (not on how long you hold your shares). Distributions of net capital gains recognized on the sale of assets held for one year or less are taxed as ordinary income; distributions of net capital gains recognized on the sale of assets held longer than one year are taxed at lower capital gains rates. Generally, fund distributions are taxable to you in the year you receive them. However, any distributions that are declared in October, November or December but paid in January generally are taxable as if received on December 31. Tax laws and rates may change over time. Please consult a tax professional for more information.

The fund’s distributions of dividends and net capital gains are automatically reinvested in additional shares of the distributing class at NAV (without sales charge) unless you opt to take your distributions in cash, in the form of a check, or direct them for purchase of shares in the same class of another fund. If you elect to receive dividends and/or capital gain distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the fund's current net asset value, and to reinvest all subsequent distributions.

In general, redeeming or exchanging shares and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically are treated as follows for taxable accounts (as of December 31, 2011):

Type of transactions	Tax status and rate
Income dividends	Ordinary income; all or part may

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be eligible for 15% maximum rate for individuals
Net short-term capital gain distributions*	Ordinary income
Net capital gain distributions**	Long-term capital gains; generally eligible for 15% maximum rate for individuals
Redemptions or exchanges of fund shares owned for more than one year	Long-term capital gains or losses (capital gains rate, as described above)
Redemptions or exchanges of fund shares owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules

*The excess of net short-term capital gain over net long-term capital loss.
**The excess of net long-term capital gain over net short-term capital loss.

Withholding taxes | If you are a non-corporate shareholder and the fund does not have your correct Social Security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service (“IRS”) 28% of the taxable distributions and redemption proceeds (regardless of the extent to which a gain or loss may be realized) otherwise payable to you. If you are subject to backup withholding for any other reason, we also must withhold and pay to the IRS 28% of the taxable distributions otherwise payable to you. Any tax withheld may be applied against your federal income tax liability. State law may also require us to withhold and pay to your state of residence a portion of your distributions and redemption proceeds.

Tax reporting | If your account has taxable distributions, withholding or other activity required to be reported to the IRS, we will send you the appropriate tax form that reflects the amount and tax status of that activity. Such tax forms will be mailed early in the year for the prior calendar year in accordance with current IRS guidelines.

The fund is generally required to report basis information of fund shares to both shareholders and the IRS annually. The fund will compute the basis of fund shares using the average basis method, which is the fund’s “default method,” unless you contact the fund to select a different method, or choose to specifically identify your shares at the time of each sale or exchange. If your account is held by your financial advisor or other broker-dealer, that firm may select a different default method. In these cases, please contact the firm to obtain information with respect to the available methods and elections for your account. Shareholders should carefully review the basis information provided by the fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal and state income tax returns.

Because everyone’s tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

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Financial Highlights

No financial information is available for the fund because the fund had not commenced operations prior to the date of this Prospectus.

For More Information

More information on the fund is available free upon request, including the following:

Financial reports | Additional information about the fund’s investments will be available in the fund’s annual and semiannual reports to shareholders. In those reports, you will find a discussion of the market conditions and investment strategies that affected the fund’s performance during the fiscal period.

Statement of additional information (“SAI”) | Additional information about the fund and its policies may be found in the SAI. A current SAI is on file with the Securities and Exchange Commission (“Commission”) and is incorporated herein by reference (meaning it is legally considered part of this Prospectus).

To obtain the SAI, Prospectus, annual report, semiannual report, performance information, an account application, a schedule of portfolio holdings found on Form N-Q, other information or to make an inquiry, contact the Eagle Family of Funds:

By mail:	P.O. Box 33022
St. Petersburg, FL 33733
By telephone:	1.800.421.4184
By internet:	eagleasset.com

These documents and other information about the fund can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202.551.8090. Reports and other information about the fund may be viewed on-screen or downloaded from the EDGAR Database on the Commission’s Internet website at www.sec.gov; or after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing to the Commission’s Public Reference Section, Washington, DC 20549-0102.

Eagle offers the ability to receive these documents and other fund information electronically, via notification to an email address you provide. To enroll in this service, visit eagleasset.com. Further, to eliminate unnecessary duplication and reduce the cost to fund shareholders, only one copy of the Prospectus or other shareholder reports may be sent to shareholders with the same mailing address. However, if you wish to receive a copy of the Prospectus or other shareholder reports for each shareholder with the same mailing address, you should call 800.421.4184 or send an email to: EagleFundServices@eagleasset.com. The Eagle Family of Funds is pleased to offer the convenience of

34

viewing shareholder communications, including fund prospectuses, annual reports, and proxy statements, online at eagleasset.com.

The fund’s Investment Company and Securities Act registration numbers are:

Eagle Series Trust	811-7470	33-57986

No dealer, salesperson or other person has been authorized to give any information or to make any representation other than that contained in this Prospectus in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon unless having been authorized by the fund or its distributor. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

Go Paperless with eDelivery

eDelivery is the most convenient, economical and

environmentally-conscious way to receive information about your fund.

To enroll, please visit

eagleasset.com/eDelivery

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STATEMENT OF ADDITIONAL INFORMATION

EAGLE SMALL CAP STOCK FUND

This Statement of Additional Information (“SAI”) dated [ ], 2012 should be read in conjunction with the Prospectus dated [ ], 2012, describing the shares of the Eagle Small Cap Stock Fund (the “fund”).

This SAI is not a prospectus itself.  This SAI is incorporated by reference into the fund’s Prospectus. In other words, this SAI is legally part of the fund’s Prospectus.

Copies of the Prospectus or annual and semiannual reports to shareholders are available, without charge, upon request by writing to Eagle Family of Funds at P.O. Box 33022, St. Petersburg, FL, 33733, calling 800.421.4184 or by visiting our website at eagleasset.com.

	Class A	Class C	Class I	Class R-3	Class R-5	Class R-6
Small Cap Stock Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

EAGLE ASSET MANAGEMENT, INC.
P.O. Box 33022, St. Petersburg, Florida 33733-8022

TABLE OF CONTENTS
Page

I.	GENERAL INFORMATION		2
II.	INVESTMENT INFORMATION		2
	A.	Investment Policies, Strategies and Risks	2
	B.	Industry Classifications	18
III.	INVESTMENT LIMITATIONS		18
	A.	Fundamental Investment Policies	18
	B.	Non-Fundamental Investment Policies	19
IV.	NET ASSET VALUE		19
V.	INVESTING IN THE FUND		20
VI.	INVESTMENT PROGRAMS		21
	A.	Retirement Plans	21
	B.	Rights of Accumulation	21
	C.	Class A Letter of Intent	23
VII.	REDEEMING SHARES		24
	A.	Receiving Payment	24
	B.	Telephone Transactions	25
	C.	Systematic Withdrawal Plan	25
	D.	Waiver of CDSC	27
	E.	Redemptions-in-Kind	27
	F.	Frequent Purchases and Redemptions of Fund Shares	27
VIII.	EXCHANGE PRIVILEGE		27
IX.	DISCLOSURE OF PORTFOLIO HOLDINGS		28
X.	TAXES		29
XI.	SHAREHOLDER INFORMATION		33
XII.	FUND INFORMATION		33
	A.	Management of the Fund	33
	B.	Control Persons and Principal Holders of Securities	41
	C.	Proxy Voting Policies and Procedures	41
	D.	Investment Adviser and Administrator	42
	E.	Portfolio Managers	44
	F.	Portfolio Turnover and Brokerage Practices	46
	G.	Distribution of Shares	47
	H.	Payments to Dealers	48
XIII.	ADDITIONAL SERVICES TO THE FUND		50
	Potential Liability		51
	APPENDIX A - INVESTMENT TYPES GLOSSARY		A-1
	APPENDIX B - COMMERCIAL PAPER / CORPORATE DEBT RATINGS		B-1
	APPENDIX C – FUND INVESTMENT SUMMARY		C-1

I.GENERAL INFORMATION

The Eagle Series Trust (“Series Trust” or “Trust”), formerly known as the Heritage Series Trust, was established as a Massachusetts business trust under a Declaration of Trust dated June 21, 1985.

The Trust is registered as an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  Series Trust currently offers its shares through eight separate investment portfolios:

●	the fund,

●	the International Equity Fund (“International Equity”) (prior to July 1, 2002, named International Equity Portfolio),

●	the Investment Grade Bond Fund (“Investment Grade Bond”),

●	the Mid Cap Growth Fund (“Mid Cap Growth”) (prior to January 2, 2004, named Aggressive Growth Fund and from January 2, 2004 to November 1, 2008, named Diversified Growth Fund),

●	the Mid Cap Stock Fund (“Mid Cap Stock”),

●	the Small Cap Growth Fund (“Small Cap Growth”) (prior to November 1, 2008, named Small Cap Stock Fund),

●	the Smaller Company Fund (“Smaller Company”) (prior to March 1, 2012, named Small Cap Core Value Fund), and

●	The Tax-Exempt Bond Fund (“Tax-Exempt Bond”).

This SAI relates only to the fund.  The fund currently offers Class A shares sold subject to a front-end sales charge (“Class A shares”) and Class C shares sold subject to a 1% contingent deferred sales charge (“CDSC”) (“Class C shares”).  In addition, the fund offers Class I, Class R-3 and Class R-5 shares, each sold without a front-end sales charge or CDSC.  The fund also offers Class R-6 shares, sold without a front-end sales charge, CDSC or Rule 12b-1 fee to qualifying retirement plans or Section 529 plans.

The fund described in this SAI operates for many purposes as if it were an independent company.  The fund has its own objective(s), policies, strategies and Portfolio Managers, among other characteristics.

II.           INVESTMENT INFORMATION

A.Investment Policies, Strategies and Risks

This section provides a detailed description of the securities in which the fund may invest to achieve its investment objective, the strategies it may employ and the corresponding risks of such securities and strategies.  For more information regarding the description of various types of securities in which the fund may invest, please refer to Appendix A, Investment Types Glossary. For more information on the fund’s principal strategies and risks, please see the fund’s Prospectus.

Equity Securities:

Common Stocks. The fund may invest in common stocks.

Convertible Securities.  The fund may invest in convertible securities.  While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  The market value of convertible securities tends to decline as interest rates increase and, conversely, increases as interest rates decline.  While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.  Please see the discussion of “Investment Grade/Lower Rated Securities” below for additional information.

Other Investment Companies and ETFs. The fund may invest in shares of other open-end or closed-end investment companies and exchange-traded funds (“ETFs”) up to the limits prescribed in the 1940 Act. Investments in the securities of other investment companies and ETFs, (which may, in turn invest in equities, debt securities, and other financial vehicles) may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the fund becomes a shareholder of that investment company or ETF. As a result, fund shareholders indirectly bear the fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses fund shareholders directly bear in connection with the fund’s own operations.

S&P’s Depositary Receipts, S&P’s MidCap 400 Depositary Receipts, and other similar index securities are ETFs and are considered investments in other investment companies (“Index Securities”).  Index Securities are subject to the risks of an investment in a broadly based portfolio of common stocks.

As a shareholder, the fund must rely on the investment company or ETF to achieve its investment objective. If the investment company or ETF fails to achieve its investment objective, the value of the fund’s investment will decline, adversely affecting the fund’s performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares may potentially trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the fund. Finally, because the value of ETF shares depends on the demand in the market, the portfolio manager may not be able to liquidate the fund’s holdings at the most optimal time, adversely affecting the fund’s performance.

Preferred Stock. The fund may invest in preferred stock.

Real Estate Investment Trusts (“REITs”). The fund may invest in REITs.  The risks associated with REITs include defaults by borrowers, self-liquidation, failure to qualify as a pass-through entity under the federal tax law, failure to qualify as an exempt entity under the 1940 Act and the fact that REITs are not diversified.

Warrants and Rights.  The fund may purchase warrants and rights. Rights are instruments that permit the fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock.  The market price of warrants is usually significantly less than the current price of the underlying stock.  Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.  The fund currently does not intend to invest more than 5% of its net assets in warrants.

Debt Securities:

Debt Securities. The fund may invest in debt securities.

Corporate Debt Obligations. The fund may invest in corporate debt securities, including corporate bonds, debentures, notes and other similar corporate debt instruments.  Please see the discussion of “Investment Grade/Lower Rated Securities” below for additional information.

Investment Grade and Lower Rated Securities:

Investment Grade Securities.  The fund may invest in debt securities rated investment grade.    Securities rated in the lowest category of investment grade are considered to have speculative characteristics and changes in economic conditions are more likely to lead to a weakened capacity to pay interest and repay principal than is the case with higher grade bonds.  The fund may retain a security that has been downgraded below investment grade if, in the opinion of its portfolio manager, it is in the fund’s best interest.

Lower Rated / High-Yield Securities.  The fund may invest in debt securities rated below investment grade.  These securities are commonly referred to as “high yield securities” and are deemed to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions.  These securities are subject to specific risks that may not be present with investments of higher grade securities.  The fund currently does not intend to invest more than 5% of its net assets in lower rated/high-yield securities.

Risk Factors of Lower Rated / High-Yield Securities:

Interest Rate and Economic Risk.  As with all debt securities, the market prices of high yield securities tend to decrease when interest rates rise and increase when interest rates fall.  The prices of high yield securities also will fluctuate greatly during periods of economic uncertainty and changes resulting in changes in the fund’s net asset value (“NAV”).  During these periods, some highly leveraged high yield securities issuers may experience a higher incidence of default due to their inability to meet principal and interest payments, projected business goals or to obtain additional financing.  In addition, the fund may need to replace or sell a junk bond that it owns at unfavorable prices or returns.  Accordingly, those high yield securities held by the fund may affect its NAV and performance adversely during such times.

In a declining interest rate market, if an issuer of a high yield security containing a redemption or call provision exercises either provision, the fund would have to replace the security, which could result in a decreased return for shareholders.  Conversely, if the fund experiences unexpected net redemptions in a rising interest rate market, it might be forced to sell certain securities, regardless of investment merit.  While it is impossible to protect entirely against this risk, diversification of the fund’s investment portfolio and its portfolio manager’s careful analysis of prospective investment portfolio securities should minimize the impact of a decrease in value of a particular security or group of securities in the fund’s investment portfolio.

Securities Ratings and Credit Risk. Securities ratings are based largely on the issuer’s historical financial information and the rating agencies’ investment analysis at the time of rating.    Credit ratings usually evaluate the safety of principal and interest payment of debt securities, such as high yield securities, but may not reflect the true risks of an investment in such securities.  A reduction in an issuer’s credit rating may cause that issuer’s high yield securities to decrease in market value.  Also, credit rating agencies may fail to change the credit ratings to reflect subsequent events.  Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition, which may be better or worse than the rating would indicate.

The fund’s portfolio manager continually monitors the investments in its respective investment portfolio and carefully evaluates whether to dispose of or retain high yield securities whose credit ratings have changed.  The fund’s portfolio manager primarily relies on his own credit analysis, including a study of existing debt, capital structure, ability to service debt and pay dividends, sensitivity to economic conditions and other factors in its determination.  See Appendix B for a description of corporate debt ratings.

Liquidity Risk and Valuation.  The market for high yield securities tends to be less active and primarily dominated by institutional investors compared to the market for high-quality debt securities.

During periods of economic uncertainty or adverse economic changes, the market may be further restricted.  In these conditions, the fund may have to dispose of its high yield securities at unfavorable prices or below fair market value.  In addition, during such times, reliable objective information may be limited or unavailable and negative publicity may adversely affect the public’s perception of the junk bond market.  The Trust’s Board of Trustees (“Board”) or the fund’s portfolio manager may have difficulty assessing the value of high yield securities during these times.  Consequently, any of these factors could reduce the market value of high yield securities held by the fund.

Municipal Obligations:

General Description.  Municipal obligations are issued by or on behalf of states, the District of Columbia and U.S. territories and possessions and their political subdivisions, agencies and instrumentalities.  The interest on municipal obligations is generally exempt from federal income tax but may be an item of tax preference for purposes of the federal alternative minimum tax (“Tax Preference Item”).  The fund will rely on an opinion of the issuer’s bond counsel at the time municipal obligations are issued to determine their tax-exempt status.

There are many different types of municipal obligations.  The principal types include “general obligation” securities, which are backed by a municipality’s full taxing power, and “revenue” securities, which are backed only by the income from a specific project, facility or tax.  Municipal obligations also include (1) private activity bonds (“PABs”), which are issued by or on behalf of public authorities but are not backed by the credit of any governmental or public authority, (2) “anticipation notes,” which are issued by municipalities in expectation of future proceeds from the issuance of bonds or from taxes or other revenues and are payable from those bond proceeds, taxes or revenues and (3) tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.

A municipal obligation’s value depends on the issuer’s continuing payment of interest and principal when due or, in the case of PABs, the revenues generated by the facility financed by the bonds.  An increase in interest rates generally will reduce the value of the fund’s investments in municipal obligations, while a decline in interest rates generally will increase that value.

Short-Term Money Market Instruments:

Bankers’ Acceptances. The fund may invest in bankers’ acceptances.

The fund may invest in bankers’ acceptances of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus and undivided profits of over $100 million as of the close of their most recent fiscal year.  The fund may also invest in instruments that are insured by the Bank Insurance Fund or the Savings Institution Insurance Fund of the Federal Deposit Insurance Corporation (“FDIC”).

Certificates of Deposit (“CDs”).  The fund may invest in CDs issued by domestic institutions with assets in excess of $1 billion.

Commercial Paper. The fund may invest in commercial paper that is limited to obligations rated Prime-1 or Prime-2 by Moody’s or A-1 or A-2 by Standard and Poor’s (“S&P”).

Repurchase and Reverse Repurchase Agreements:

Repurchase Agreements.  The fund may invest up to 20% of its net assets in repurchase agreements in accordance with the guidelines and procedures established by the Board. The fund may enter into repurchase agreements with member banks of the Federal Reserve System, securities dealers who are members of a national securities exchange or market makers in U.S. Government securities.  Although repurchase agreements carry certain risks not associated with direct investment in securities, including possible declines in the market value of the underlying securities and delays and costs to the fund if the other party becomes bankrupt, the fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by its portfolio manager to present minimal credit risks.

Reverse Repurchase Agreements.  The fund may borrow by entering into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements.   Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by the fund may decline below the price of the securities the fund has sold but is obliged to repurchase.  If the buyer of securities under a reverse repurchase agreement becomes bankrupt or insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the fund’s obligation to repurchase the securities.  During that time, the fund’s use of the proceeds of the reverse repurchase agreement effectively may be restricted.  Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of a fund’s limitation on borrowing.

U.S. Government:

U.S. Government Securities.  U.S. Government Securities are securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.  Some obligations issued by U.S.  Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchases certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. Those securities bear fixed, floating or variable rates of interest.  Interest may fluctuate based on generally recognized reference rates or the relationship of rates.  While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank obligations, Federal Intermediate Credit Bank obligations, U.S. Government agency obligations and repurchase agreements secured thereby.

Zero Coupon Securities:

Zero Coupon Securities and Pay-In-Kind Bonds.  The fund may invest in zero coupon securities.  The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit value. Although zero coupon securities generally are not traded on a national securities exchange, such securities are widely traded by brokers and dealers.

The Internal Revenue Code of 1986, as amended (“Code”), requires the holder of a zero coupon security and certain other securities acquired at a discount (such as Brady Bonds) to accrue income with respect to these securities prior to the receipt of cash payments.  See “Taxes.”

Pass-through Securities:

Mortgage-backed securities. The fund may invest in debt securities backed by pools of various types of mortgages. The fund may invest in pass-through securities issued by private, governmental and governmental-related agencies, as well as collateralized mortgage obligations (“CMOs”). Principal and interest payments made on the underlying mortgages or mortgage pools are “passed through” to investors.

Mortgage-backed securities may be issued by U.S. Government or its agencies, including, but not limited to, the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Mortgage-backed securities issued by private entities have similar structures, but are not guaranteed by a government agency.

Asset-backed Securities. The fund may invest in securities that are backed by other assets, such as automobile loans, consumer loans, credit cards, and equipment leases. Asset-backed securities are subject to the risk or premature pre-payment of principal which can change their effective maturities. These securities are also sensitive to changes in interest rates, the financial situation of the issuer, and the credit quality of the underlying collateral.

Foreign Securities Exposure:

Depositary Receipts. The fund may invest in sponsored or unsponsored European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), International Depositary Receipts (“IDRs”), Special Drawing Rights (“SDRs”) or other similar securities representing interests in or convertible into securities of foreign issuers (collectively, “Depositary Receipts”).

Issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of these unsponsored Depositary Receipts.  For purposes of certain investment limitations, EDRs, GDRs and IDRs are considered to be foreign securities.

American Depositary Receipts (“ADRs”). The fund may invest in both sponsored and unsponsored ADRs. Holders of unsponsored depository receipts generally bear all the costs of such facilities, and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.  For purposes of certain investment limitations, ADRs are considered to be foreign securities and are subject to many of the risks inherent in investing in foreign securities, as discussed below.

Foreign Securities.  The fund may invest in foreign equity securities.  In most cases, the best available market for foreign securities will be on the exchanges or in over-the-counter (“OTC”) markets located outside the United States. Foreign stock markets, while growing in volume and sophistication, generally are not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.  Their markets and economies may react differently to specific or global events than the U.S. market and economy.  In addition, foreign brokerage commissions generally are higher than commissions on securities traded in the United States.  In general, there is less overall governmental supervision and regulation of securities exchanges, brokers and listed companies than in the United States. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of a fund, custodial issues, political or financial instability or diplomatic and other developments that could affect such investments.

The fund may invest in emerging markets.  Special considerations (in addition to the considerations regarding foreign investments generally) may include greater political uncertainties, an economy’s dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruptions in securities settlement procedures. Compared to the United States and other developed countries, emerging markets countries may have relatively unstable governments, economies based on only a few industries, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries and securities markets that are less liquid and trade a smaller number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.  Political, legal and economic structures in emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristics of more developed countries.  Their economies may be highly vulnerable to changes in local or global trade conditions and may suffer from extreme and volatile debt burdens or inflation rates.

The fund will not invest in foreign securities when there are currency or trading restrictions in force or when, in the judgment of its portfolio manager, such restrictions are likely to be imposed.  However, certain currencies may become blocked (i.e., not freely available for transfer from a foreign country), resulting in the possible inability of the fund to convert proceeds realized upon sale of portfolio securities of the affected foreign companies into U.S. currency.

Because investments in foreign companies usually will involve currencies of foreign countries and because the fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs, the value of any of the assets of the fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the fund may incur costs in connection with conversions between various currencies.  The fund will conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.  When deemed appropriate by the portfolio manager, the fund may from time to time seek to reduce foreign currency risk by hedging some or all of the fund's foreign currency exposure back into the U.S. dollar.

Hedging Instruments - Futures, Forwards, Options and Hedging Transactions:

General Description.  The fund may use certain financial instruments (“Hedging Instruments”), which may include futures contracts (sometimes referred to as “futures”), options, options on futures and forward currency contracts, to attempt to hedge the fund’s investment portfolio as discussed below.

The use of Hedging Instruments is subject to applicable regulations of the Securities and Exchange Commission (“Commission”), the exchanges upon which they are traded and the Commodity Futures Trading Commission (“CFTC”).  In addition, the fund’s ability to use Hedging Instruments may be limited by tax considerations. See “Taxes.”  Pursuant to claims for exemption filed with the National Futures Association on behalf of the fund, the fund is not deemed to be a “commodity pool operator” or a “commodity pool” under the Commodity Exchange Act (“CEA”) and is not subject to registration or regulation as such under the CEA.  However, the registration exclusion was amended in February 2012.  If the fund does not qualify for the amended exclusion under Rule 4.5 of the CEA, it will have to register with the CFTC on the later of December 31, 2012, or within 60 days after the CFTC adopts final rules defining “swaps” and establishing margin requirements for such instruments.  The fund is subject to the risk that a change in U.S. law and related regulations will impact the way the fund operates, increases the particular costs of the fund’s operations and/or changes the competitive landscape.  In this regard, any further amendment to the CEA or its related regulations that subject the fund to additional regulation may have adverse impacts on the fund’s operations and expenses.

In addition to the products and strategies described below, the fund expects to discover new opportunities in connection with options, futures contracts, forward currency contracts and other hedging techniques.  These new opportunities may become available as the fund’s portfolio manager develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new options, futures contracts, forward currency contracts or other techniques are developed.  The fund’s portfolio manager may utilize these opportunities to the extent it is consistent with the fund’s investment objective(s) and permitted by the fund’s investment limitations and applicable regulatory authorities.  Although the fund may be permitted to use a variety of Hedging Instruments, the fund presently intends to purchase, sell and use for hedging or investment purposes those Hedging Instruments as specified and discussed in the sections that follow.

Special Risks of Hedging Strategies.  The use of Hedging Instruments involves special considerations and risks, as described below.  Risks pertaining to particular Hedging Instruments are described in the sections that follow.

(1)           Successful use of most Hedging Instruments depends upon the portfolio manager’s ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities.  While the fund’s portfolio manager is experienced in the use of Hedging Instruments, there can be no assurance that any particular hedging strategy adopted will succeed.

(2)           There might be imperfect correlation, or even no correlation, between price movements of a Hedging Instrument and price movements of the investments being hedged.  For example, if the value of a Hedging Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Hedging Instruments are traded.  The effectiveness of hedges and using Hedging Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

To compensate for imperfect correlation, the fund may purchase or sell Hedging Instruments in a greater dollar amount than the hedged securities or currency if the volatility of the hedged securities or currency is historically greater than the volatility of the Hedging Instruments.  Conversely, the fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities or currency is historically less than that of the Hedging Instruments.

(3)           Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged.  However, hedging strategies also can reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.  For example, if the fund entered into a short hedge because its portfolio manager projected a decline in the price of a security in the fund’s investment portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Hedging Instrument.  Moreover, if the price of the Hedging Instrument declined by more than the increase in the price of the security, the fund could suffer a loss.  In either such case, the fund would have been in a better position had it not hedged at all.

(4)           As described below, the fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Hedging Instruments involving obligations to third parties.  If the fund were unable to close out its positions in such Hedging Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured.  These requirements might impair the fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time.  The fund’s ability to close out a position in a Hedging Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (“counterparty”) to enter into a transaction closing out the position.  Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the fund.

Cover for Hedging Strategies.  Some Hedging Instruments expose the fund to an obligation to another party.  The fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities, currencies, forward currency contracts, options, or futures contracts or (2) cash and other liquid assets with a value, marked-to-market daily, sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above.  The fund will comply with Commission guidelines regarding cover for instruments and will, if the guidelines so require, set aside cash or other liquid assets in an account with the fund’s custodian, in the prescribed amount.

Assets used as cover or otherwise held in an account cannot be sold while the position in the corresponding Hedging Instrument is open, unless they are replaced with other appropriate assets.  As a result, the commitment of a large portion of the fund’s assets to cover in segregated accounts could impede its ability to meet redemption requests or other current obligations.

Options:

The fund may use for hedging, substitution or investment purposes, certain options, including options on securities, equity and debt indices and currencies.  However, the fund may only purchase and sell call options on securities and write covered call options on securities as discussed below.  Certain risks and special characteristics of these strategies are discussed below.

Risks of Options Trading.  The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge.  Writing put or call options can enable the fund to enhance income or yield by reason of the premiums paid by the purchasers of such options.  However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the fund would expect to suffer a loss.

Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.  However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the fund will be obligated to sell the security or currency at less than its market value.  If the call option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under “Illiquid and Restricted Securities.”

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option.  However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the fund will be obligated to purchase the security or currency at more than its market value.  If the put option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under “Illiquid and Restricted Securities.”

The fund effectively may terminate its right or obligation under an option by entering into a closing transaction.  If the fund wished to terminate its obligation to purchase or sell securities or currencies under a put or call option it has written, the fund may purchase a put or call option of the same series (i.e., an option identical in its terms to the option previously written); this is known as a closing purchase transaction.  Conversely, in order to terminate its right to purchase or sell under a call or put option it has purchased, the fund may write a call or put option of the same series; this is known as a closing sale transaction.  Closing transactions essentially permit the fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option.  Whether a profit or loss is realized from a closing transaction depends on the price movement of the underlying security, index, currency or futures contract and the market value of the option.

In considering the use of options, particular note should be taken of the following:

(1)           The value of an option position will reflect, among other things, the current market price of the underlying security, index, currency or futures contract, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying instrument and general market conditions.  For this reason, the successful use of options depends upon the fund’s portfolio manager’s ability to forecast the direction of price fluctuations in the underlying instrument.

(2)           At any given time, the exercise price of an option may be below, equal to or above the current market value of the underlying instrument.  Purchased options that expire unexercised have no value.  Unless an option purchased by the fund is exercised or unless a closing transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

(3)           A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options.  Most exchange-listed options relate to futures contracts, stocks and currencies.  The ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market.  Although the fund intends to purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time.  In such event, it may not be possible to effect closing transactions with respect to certain options, with the result that the fund would have to exercise those options that it has purchased in order to realize any profit.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract.  While this type of arrangement allows the fund greater flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.  Since closing transactions may be effected with respect to options traded in the OTC markets (currently the primary markets of options on debt securities) only by negotiating directly with the other party to the option contract, or in a secondary market for the option if such market exists, there can be no assurance that the fund will, in fact, be able to close out an OTC option position at a favorable price prior to expiration.  In the event of insolvency of the counterparty, the fund might be unable to close out an OTC option position at any time prior to its expiration.

With respect to options written by the fund, the inability to enter into a closing transaction may result in material losses.  For example, because the fund may maintain a covered position with respect to any call option it writes on a security, it may not sell the underlying security during the period it is obligated under such option.  This requirement may impair the fund’s ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

(4)           Activities in the options market may result in a higher portfolio turnover rate and additional brokerage costs; however, the fund also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of market movements.

(5)           The risks of investment in options on indices may be greater than options on securities or currencies.  Because index options are settled in cash, when the fund writes a call on an index it cannot provide, in advance, for its potential settlement obligations by acquiring and holding the underlying securities.  The fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based.  However, the fund cannot, as a practical matter, acquire and hold an investment portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the fund could assemble an investment portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the “timing risk” inherent in writing index options.  When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised.  As with other kinds of options, the fund as the call writer will not learn that it has been assigned until the next business day, at the earliest.  The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer’s obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past.  So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder.  In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price.  Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date.  By the time the fund learns it has been assigned, the index may have declined, with a corresponding decline in the value of its investment portfolio.  This “timing risk” is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If the fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index subsequently may change.  If such a change causes the exercised option to fall out-of-the-money, the fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

As noted above, the fund may write covered call options on securities to increase income in the form of premiums received from the purchasers of the options.  Because it can be expected that a call option will be exercised if the market value of the underlying security increases to a level greater than the exercise price, the fund will write covered call options on securities generally when its portfolio manager believes the premium received by the fund plus anticipated appreciation in the market price of the underlying security up to the exercise price of the option, will be greater than the total appreciation in the price of the security.  The aggregate value of the securities underlying call options (based on the lower of the option price or market) may not exceed 50% of its net assets. The strategy also may be used to provide limited protection against a decrease in the market price of the security in an amount equal to the premium received for writing the call option, less any transaction costs.  Thus, if the market price of the underlying security held by the fund declines, the amount of such decline will be offset wholly or in part by the amount of the premium received by the fund.  If, however, there is an increase in the market price of the underlying security and the option is exercised, the fund will be obligated to sell the security at less than its market value.  The fund would lose the ability to participate in the value of such securities above the exercise price of the call option.

The fund also gives up the ability to sell the portfolio securities used to cover the call option while the call option is outstanding.

Futures:

The fund may enter into futures contracts as discussed below.

Risks of Futures Trading. Although futures contracts by their terms call for actual delivery or acceptance of currencies or financial instruments, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.  Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or currency and the same delivery date.  If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain.  Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss.  Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale.  If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

The fund is required to maintain margin deposits through which it buys and sells futures contracts. Initial margin deposits vary from contract to contract and are subject to change.  Margin balances are adjusted daily to reflect unrealized gains and losses on open contracts.  If the price of an open futures position declines so that the fund has market exposure on such contract, the broker will require the fund to deposit variation margin.  If the value of an open futures position increases so that the fund no longer has market exposure on such contract, the broker will pay any excess variation margin to the fund.

Most of the exchanges on which futures contracts are traded limit the amount of fluctuation permitted in futures prices during a single trading day.  The daily price limit establishes the maximum amount the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session.  Once the daily price limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit.  The daily price limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions.  Futures contract prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some traders to substantial losses.

Another risk in employing futures contracts as a hedge is the prospect that prices will correlate imperfectly with the behavior of cash prices for the following reasons.  First, rather than meeting additional margin deposit requirements, investors may close contracts through offsetting transactions. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.  Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.  Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or security price trends by the portfolio manager may still not result in a successful transaction.

Stock and Bond Index Futures.  A stock or bond index assigns relative values to the common stocks or bonds comprised in the index.  An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The risk of imperfect correlation between movements in the price of an index futures contract and movements in the price of the securities that are the subject of the hedge increases as the composition of the fund’s portfolio diverges from the securities included in the applicable index.  The price of the index futures may move more than or less than the price of the securities being hedged.  If the price of the futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the fund would be in a better position than if it had not hedged at all.  If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, the fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures contracts, the fund may buy or sell index futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities is more than the historical volatility of the index.  It is also possible that, where the fund has sold futures contracts to hedge its securities against decline in the market, the market may advance and the value of securities held by the fund may decline.  If this occurred, the fund would lose money on the futures contract and also experience a decline in value in its portfolio securities.  However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indices upon which the futures contracts are based.

Where index futures contracts are purchased to hedge against a possible increase in the price of securities before the fund is able to invest in securities in an orderly fashion, it is possible that the market may decline instead.  If the fund then concludes not to invest in securities at that time because of concern as to possible further market decline for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

Forward Currency Contracts.  The fund may enter into forward currency contracts as discussed below.  The fund generally will not enter into a forward contract with a term of greater than one year.

The fund may enter into a forward contract to sell the foreign currency for a fixed U.S. dollar amount approximating the value of some or all of their respective portfolio securities denominated in such foreign currency.  In addition, the fund may use forward currency contracts when the portfolio manager wishes to “lock in” the U.S. dollar price of a security when the fund is purchasing or selling a security denominated in a foreign currency or anticipates receiving a dividend or interest payment denominated in a foreign currency.

The fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date either with respect to specific transactions or with respect to portfolio positions in order to minimize the risk to the fund from adverse changes in the relationship between the U.S. dollar and foreign currencies.

The fund may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or a basket of currencies, the value of which the fund’s portfolio manager believes will have a positive correlation to the values of the currency being hedged. Use of a different foreign currency magnifies the risk that movements in the price of the forward contract will not correlate or will correlate unfavorably with the foreign currency being hedged.

In addition, the fund may use forward currency contracts to shift exposure to foreign currency fluctuations from one country to another.  For example, if the fund owned securities denominated in a foreign currency and its portfolio manager believed that currency would decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency.  Transactions that use two foreign currencies are sometimes referred to as “cross hedging.”  Use of a different foreign currency magnifies the fund’s exposure to foreign currency exchange rate fluctuations.

The cost to the fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the then market conditions prevailing. Because forward currency contracts usually are entered into on a principal basis, no fees or commissions are involved.  When the fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract.  Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

As is the case with futures contracts, parties to forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by entering into an instrument identical to the original contract.  Secondary markets generally do not exist for forward currency contracts, however, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty.  Thus, there can be no assurance that the fund will, in fact, be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the fund might be unable to close out a forward currency contract at any time prior to maturity.  In either event, the fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established.  Thus, the fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts.  The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Combined Transactions.  The fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of its overall position.  For example, the fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract.  Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase.  Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The fund’s options and futures activities may affect its turnover rate and brokerage commission payments.  The exercise of calls or puts written by the fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate.  Once the fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price.  The exercise of puts purchased by the fund may also cause the sale of related investments, and increasing turnover; although such exercise is within the fund’s control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put.  The fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract.  Such commissions may be higher than those that would apply to direct purchases or sales.

Illiquid and Restricted Securities:

The fund will not purchase or otherwise acquire any illiquid security, agreements maturing in more than seven days, if, as a result, more than 15% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.  The fund presently has no intention of investing more than 5% of its assets in illiquid securities.  OTC options and their underlying collateral are currently considered to be illiquid investments.  The fund may sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the fund.  The assets used as cover for OTC options written by the fund will be considered illiquid unless OTC options are sold to qualified dealers who agree that the fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement.  The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Not all restricted securities are deemed illiquid for the purposes noted in this section.  There is a large institutional market for certain securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”).  Rule 144A under the 1933 Act, establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers.  Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders.  An insufficient number of qualified institutional buyers interested in purchasing Rule 144A eligible securities held by the fund, however, could adversely affect the marketability of such portfolio securities and the fund may be unable to dispose of such securities promptly or at reasonable prices.  These securities are deemed to be illiquid for purposes of compliance limitations on holdings of illiquid securities.

Other Investment Practices:

Loans of Portfolio Securities.  The fund may loan portfolio securities to qualified broker-dealers.  The collateral for the fund’s loans will be marked-to-market daily so that at all times the collateral exceeds 100% of the value of the loan.  The fund may terminate such loans at any time and the market risk applicable to any security loaned remains its risk.  Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by it if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment.  The fund also may call such loans in order to sell the securities involved.  The borrower must add to the collateral whenever the market value of the securities rises above the level of such collateral.  Securities loans involve some risk. The fund could incur a loss if the borrower should fail financially at a time when the value of the loaned securities is greater than the collateral.  The primary objective of securities lending is to supplement a fund’s income through investment of the cash collateral in short-term interest bearing obligations.

Selling Securities Short.  The fund may sell securities short if it owns or has the right to obtain like securities of an amount equivalent to those sold short without incurring any additional costs.  Transactions in swaps, options, future and forward contracts not involving short sales are not considered to be selling securities short.

Temporary Defensive Purposes.  For temporary defensive purposes during anticipated periods of general market decline, the fund may invest up to 100% of its net assets in: (1) money market instruments, including securities issued by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby; (2) bank CDs and bankers’ acceptances issued by banks having net assets of at least $1 billion as of the end of their most recent fiscal year, high-grade commercial paper; and (3) other long- and short-term debt instruments that are rated A or higher by either S&P or Moody’s.  For a description of

S&P or Moody’s commercial paper and corporate debt ratings, see Appendix B.  The fund also may take positions that are inconsistent with its principal investment strategies.

B.           Industry Classifications

For purposes of determining industry classifications, the fund relies primarily upon classifications published by Bloomberg L.P.  If Bloomberg L.P. does not have an industry classification for a particular security or the industry designated no longer appears reasonable, Eagle may designate an appropriate Bloomberg L.P. industry classification. In addition, if any Bloomberg L.P. classifications are determined by Eagle to be so broad that the primary economic characteristics of issuers within a single class are materially different, the fund will classify issuers within that class according to the Directory of Companies Filing Annual Reports with the Commission.

III.           INVESTMENT LIMITATIONS

A.           Fundamental Investment Policies

In addition to the limits disclosed above and the investment limitations described in the Prospectus, the fund is subject to the following investment limitations that are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of the fund.  Under the 1940 Act, a “vote of a majority of the outstanding voting securities” of the fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the fund or (2) 67% or more of the shares present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

Borrowing.  The fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Commodities. The fund may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

Concentration. The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, U.S. states, District of Columbia, U.S. territories and possessions, and any of the political subdivisions of the aforementioned entities, as well as securities of other investment companies that provide exposure to such entities) if, as a result, more than 25% of the fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

Diversification. Except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, the fund may not with respect to 75% of the fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the fund’s total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Loans, Repurchase Agreements and Loans of Portfolio Securities. The fund may make loans only as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Real Estate. The fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the fund may (1) invest in securities or other instruments directly or indirectly secured by real estate, and (2) invest in securities or other instruments issued by issuers that invest in real estate.

Senior Securities.  The fund may not issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Underwriting. The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities or in connection with investments in other investment companies.

        B.           Non-Fundamental Investment Policies

The fund has adopted the following additional restrictions which, together with certain limits described above, may be changed by the Board without shareholder approval in compliance with applicable law, regulation or regulatory policy.

Investing in Illiquid Securities.  The fund may not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions as to resale and including privately placed securities.

Investing in Investment Companies.  The fund may invest in securities issued by other investment companies as permitted by the 1940 Act.

IV.           NET ASSET VALUE

The NAV per share of each class of shares is separately determined daily as of the close of regular trading (typically 4 p.m. Eastern time or earlier NYSE closing time that day) on the New York Stock Exchange (the “NYSE”) each day the NYSE is open for business (each a “Business Day”)  The NYSE normally is open for business Monday through Friday except the following holidays:  New Year’s Day, Martin Luther King Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The fund values securities or assets held in their portfolios as follows:

Equity Securities.  A security listed or traded on the NYSE is valued at its last sales price at the close of the principal exchange on which it is traded.  A security listed principally on the NASDAQ Stock Market is normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day.  The NOCP is the most recently reported price as of 4:00:02 p.m. Eastern time, unless that price is outside the range of the “inside” bid and asked prices.  If no last sale is reported at that time or the security is traded in the OTC market, market value is based on the most recent quoted bid price.

Fixed Income Securities.  Short-term debt securities with a remaining maturity of sixty (60) days or less as of the valuation date shall be valued at cost with accrued interest or discount earned included in interest receivable.  Generally, debt securities with a remaining maturity of more than sixty (60) days shall be valued at representative quoted prices as provided by an independent pricing service.  If the validity of pricing information on fixed income securities provided by pricing services appears to be unreliable, then broker supplied quotes may be used to value those securities.

A newly issued fixed income security acquired by the fund at issuance may be priced at cost for up to one business day after its issuance if a market price is not available from an approved pricing service.

Options and Futures.  Options and futures positions are valued based on market quotations when readily available.  Futures and options with no readily available fair market value shall be valued using quotations obtained from independent brokers or, if no quotations are available, the security will be valued in good faith by the Valuation Committee. Market quotations generally will not be available for options traded in the OTC market.

Foreign Assets.  Securities and other assets in foreign currency and foreign currency contracts will be valued daily in U.S. dollars at the foreign currency exchange rates prevailing at the time the fund calculates the daily NAV of each class.  Foreign currency exchange rates generally are determined as of the close of regular trading on the NYSE.  Occasionally, a “significant event” affecting the value of foreign securities occurs between the time at which they are determined and the close of regular trading on the NYSE; such events will not be reflected in a computation of the fund’s NAV.  If a “significant event” materially affecting the value of such securities or assets occurred during such time period, the securities or assets would be valued at their fair value as determined in good faith by Eagle or a third-party under procedures established by and under the general supervision and responsibility of the Board.  The foreign currency exchange transactions of the fund conducted on a spot basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market.

Fair Value Estimates.  In the event that (1) price quotations or valuations are not readily available, (2) readily available price quotations are not reflective of market value (prices deemed unreliable), or (3) a significant event has been recognized in relation to a security or class of securities, such securities will be valued by a Valuation Committee consistent with procedures established by and under the general supervision and responsibility of the Board.  Significant events include, but are not limited to, single-issuer events such as corporate announcements or earnings, multiple-issuer events such as natural disasters and significant market fluctuations.

The fund is open each Business Day.  Trading in securities on European and Far Eastern securities exchanges and OTC markets normally is completed well before the fund’s close of business on each Business Day.  In addition, trading in various foreign markets may not take place on all Business Days or may take place on days that are not Business Days and on which the fund’s NAVs per share are not calculated.  Calculation of NAV of a class of shares does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation.  The fund calculates NAV per share and, therefore, effects sales and redemptions, as of the close of regular trading on the NYSE each Business Day.  If events materially affecting the value of such securities or other assets occur between the time when their prices are determined (including their value in U.S. dollars by reference to foreign currency exchange rates) and the time when the fund’s NAV is calculated, such securities and other assets may be valued at fair value by methods as determined in good faith by or under procedures established by the Board.

V.           INVESTING IN THE FUND

Each class of shares is sold at their next determined NAV on Business Days. The procedures for purchasing shares of the fund are explained in the Prospectus under “How to Invest.”

VI.           INVESTMENT PROGRAMS

A.           Retirement Plans

Eagle IRA. An individual who earns compensation and has not reached age 70½ before the close of the year generally may establish an individual retirement account (“IRA”).  An individual may make limited deductible contributions to an IRA through the purchase of fund shares (“Eagle IRA”).  A separate agreement is required to establish an Eagle IRA.  An Eagle IRA also may be used for certain “rollovers” from qualified benefit plans and from Section 403(b) annuity plans. For more detailed information on an Eagle IRA, please contact Eagle.

The Code limits the deductibility of IRA contributions to a certain maximum.  Additionally, individuals who are age 50 or over by the end of any year may make additional special deductible “catch-up” contributions up to certain maximums per year.  These deductible contributions may be made only by taxpayers who are not active participants (and whose spouses are not active participants) in employer-provided retirement plans or who have adjusted gross income below a certain level; however, a married investor who is not an active participant in such a plan and files a joint income tax return with his or her spouse (and their combined adjusted gross income does not exceed certain maximums established in the Code) is not affected by the spouse’s active participant status.  The Code also permits other individuals to make nondeductible IRA contributions up to certain specified amounts.  In addition, individuals whose earnings (together with their spouse’s earnings) do not exceed a certain level may establish a Roth IRA; although contributions to this type of account are nondeductible, withdrawals from it will not be taxable under certain circumstances.

Other Retirement Plans.  Fund shares also may be used as the investment medium for qualified plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships). Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity.

Class R-6 Shares.   Class R-6 shares generally are available only to Section 529 college savings plans or qualified retirement plans (defined contribution plans established by corporations, partnerships or sole proprietorships) that invest a minimum of $2,500,000 in plan assets in the fund, although Eagle may waive the minimum at its discretion. Purchases may be made through Section 529 college savings plans or eligible employer-sponsored qualified retirement plans in which the employer, plan sponsor or other administrator (“Plan Administrator”) has entered into an agreement with the fund’s Distributor, Eagle Fund Distributors, Inc. (“EFD” or the “Distributor”). Class R-6 shares also are generally only available to Section 529 college savings plans or retirement plans in which the Plan Administrator or other intermediary opens an omnibus account on the books of the fund. Initial and subsequent investment minimums for individual investors are set by the Plan Administrator. Class R-6 shares are not available directly to individual investors, retail non-retirement accounts, traditional and Roth IRAs, SIMPLE IRAs, SEPs, SARSEPs or Coverdell Educational Savings Accounts. Plan participants should contact the Plan Administrator to consider purchasing these shares.

B.           Rights of Accumulation

Certain investors may qualify for the Class A sales charge reductions indicated in the sales charge schedule in the Prospectus by combining purchases of Class A and Class C shares into a single “purchase,” if the resulting purchase totals at least $25,000.  The term “purchase” refers to: (i) a single purchase by an individual, or to concurrent purchases that, in the aggregate, are at least equal to the prescribed amounts, by an individual, his spouse and their children purchasing Class A or Class C shares for his or their own account;

(ii) a single purchase by a trustee or other fiduciary purchasing Class A or Class C shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or (iii) a single purchase for the employee benefit plans of a single employer.  The term “purchase” also includes purchases by a “company,” as the term is defined in the 1940 Act, but does not include purchases by any such company that has not been in existence for at least six months or that has no purpose other than the purchase of mutual fund shares at a discount.  A “purchase” also may include Class A or Class C shares purchased at the same time through a single selected dealer of any other Eagle Mutual Fund that distributes its shares subject to a sales charge.

The applicable Class A shares initial sales charge will be based on the total of:

(i)	the investor’s current purchase;

(ii)
the NAV (at the close of business on the previous day) of (a) all Class A and Class C shares of the fund held by the investor and (b) all Class A and Class C shares of any other Eagle Mutual Fund held by the investor and purchased at a time when Class A shares of such other fund were distributed subject to a sales charge (including shares in a money market fund advised or offered by Eagle acquired by exchange); and

(iii)	the NAV of all Class A and Class C shares described in paragraph (ii) owned by another shareholder eligible to combine his purchase with that of the investor into a single “purchase.”

To qualify for a reduced sales charge on a purchase through a selected dealer, the investor or selected dealer must provide the fund’s transfer agent with sufficient information to verify that each purchase qualifies for the privilege or discount.

C.           Class A Letter of Intent

Investors also may obtain the reduced sales charges shown in the prospectus by means of a written Letter of Intent, which expresses the investor’s intention to invest not less than $25,000 within a period of 13 months in Class A shares of the fund or any other Eagle Mutual Fund subject to a sales charge.  Each purchase of Class A shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Letter of Intent.  In addition, if you own Class A shares of any other Eagle Mutual Fund subject to a sales charge, you may include those shares in computing the amount necessary to qualify for a sales charge reduction.

The Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated.  The minimum initial investment under a Letter of Intent is 5% of such amount.  Class A shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed Class A shares will be redeemed involuntarily to pay the additional sales charge, if necessary.  When the full amount indicated has been purchased, the escrow will be released.  The difference in sales charge will be used to purchase additional Class A shares of the fund subject to the rate of sales charge applicable to the actual amount of the aggregate purchases.  An investor may amend his/her Letter of Intent to increase the indicated dollar amount and begin a new 13-month period.  In that case, all investments subsequent to the amendment will be made at the sales charge in effect for the higher amount.  The escrow procedures discussed above will apply.

VII.   REDEEMING SHARES

The methods of redemption are described in the section of the Prospectus entitled “How to Sell Your Investment.”

A.Receiving Payment

If a request for redemption is received by the fund in good order (as described below) before the close of regular trading on the NYSE (usually 4:00 p.m. Eastern time) on a Business Day, the shares will be redeemed at the NAV per share determined as of 4:00 p.m. Eastern time, minus any applicable CDSC.  Requests for redemption received by the fund after 4:00 p.m. Eastern time will be executed at the NAV determined as of 4:00 p.m. Eastern time on the next Business Day, minus any applicable CDSC.  The fund reserves the right to accept and execute orders to redeem at such other time as designated by the fund if it accepts orders on days when the exchange is closed.

If shares of the fund are redeemed by a shareholder through a participating dealer or participating bank (“Financial Advisor”) or Plan Administrator, the redemption is settled with the shareholder as an ordinary transaction (generally three business days after the order was received).  Payment for shares redeemed normally will be made by the fund after settlement to the Distributor, a Financial Advisor or a Plan Administrator on the next business day.

Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption. Questions concerning the redemption of fund shares can be directed to the Distributor, a Financial Advisor, a Plan Administrator or to the fund.

For the fund to process a redemption request, it must be in “good order.” Good order means that Eagle has been provided sufficient information necessary to process the request as outlined in this statement of additional information, including:

●	The shareholder’s name;
●	The name of the fund;
●	The account number;
●	The share or dollar amount to be redeemed; and
●	The signatures of all registered shareholders with signature guarantees, if applicable.

Further, there must not be any restrictions applied to the account making the redemption request. Certain requests are subject to the transfer agent’s verification procedures before they are considered in good order. A request is not considered to be in “good order” by the fund until it meets these requirements.

The fund has the right to suspend redemption or postpone payment at times when the exchange is closed (other than customary weekend or holiday closings) or during periods of emergency or other periods as permitted by the Commission.  In the case of any such suspension, the shareholder or Plan Administrator may either withdraw the request for redemption or receive payment based upon the NAV next determined, less any applicable CDSC, after the suspension is lifted.  If a redemption check remains outstanding after six months, the fund reserves the right to redeposit those funds in any deposit account registered to the shareholder or Plan Administrator.

The Board may suspend the right of redemption or postpone payment for more than seven days at times (1) during which the NYSE is closed other than for the customary weekend and holiday closings, (2) during which trading on the NYSE is restricted as determined by the Commission, (3) during which an emergency exists as a result of which disposal by the fund of securities it owns is not reasonably practicable or it is not reasonably practicable for the fund fairly to determine the value of its net assets or (4) for such other periods as the Commission may by order permit for the protection of the holders of a class of shares.

B.Telephone Transactions

Shareholders, with the exception of Class R-3, R-5, and R-6 shareholders, may redeem shares by placing a telephone request to a fund.  Shareholders of Class R-3. R-5, and R-6 shares should call their Plan Administrator to redeem shares.  The fund, Eagle, the transfer agent, the Distributor and their Trustees, directors, officers and employees are not liable for any loss arising out of telephone instructions they reasonably believe are authentic.  In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner.  If the fund, Eagle, the transfer agent, the Distributor and their Trustees, directors, officers and employees do not follow reasonable procedures, some or all of them may be liable for any such losses.

C.Systematic Withdrawal Plan

Shareholders may elect to make systematic withdrawals from the fund account on a periodic basis.  The amounts paid each period are obtained by redeeming sufficient shares from an account to provide the withdrawal amount specified.  Should a CDSC apply, the liquidation will be the requested amount, less any applicable charges.  The Systematic Withdrawal Plan currently is not available for shares held in an IRA, Section 403(b) annuity plan, defined contribution plan, simplified employee pension plan or other retirement plan, unless the shareholder establishes, to the fund’s satisfaction, that withdrawals from such an account may be made without imposition of a penalty.  Shareholders may change the amount to be paid by contacting the fund and no charges shall apply.

Redemptions will be made at NAV determined as of the close of regular trading on the Exchange on a day of each month chosen by the shareholders or a day of the last month of each period chosen by the shareholders, whichever is applicable.  Except as described in the Prospectus, systematic withdrawals may be subject to a CDSC.  If the Exchange is not open for business on that day, the shares will be redeemed at NAV determined as of the close of regular trading on the Exchange on the following Business Day, minus any applicable CDSC for Class C shares.  If a shareholder elects to participate in the Systematic Withdrawal Plan, dividends and other distributions on all shares in the account should be reinvested automatically in fund shares.  A shareholder may terminate the Systematic Withdrawal Plan at any time without charge or penalty by giving written notice to the fund.  The fund, Eagle, the transfer agent and the Distributor also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

A withdrawal payment is treated as proceeds from a sale of shares rather than as a dividend or a capital gain distribution.  These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold.  If the periodic withdrawals exceed reinvested dividends and other distributions, the amount of the original investment may be correspondingly reduced.

Ordinarily, a shareholder should not purchase additional Class A shares of the fund, if maintaining a Systematic Withdrawal Plan of Class A shares, because the shareholder may incur tax liabilities in connection with such purchases and withdrawals.  The fund will not knowingly accept purchase orders from shareholders for additional Class A shares if they maintain a Systematic Withdrawal Plan unless the purchase is equal to at least one year’s scheduled withdrawals.  In addition, a shareholder who maintains such a Systematic Withdrawal Plan may not make periodic investments under the fund’s Automatic Investment Plan.

D.Waiver of CDSC

The CDSC is currently waived for: (1) any partial or complete redemption in connection with a distribution, without penalty, under Section 72(t) of the Code from a qualified retirement plan, including a self-employed individuals retirement plan (a “Keogh Plan”) or IRA upon attaining age 70 1/2; (2) any redemption resulting from a tax-free return of an excess contribution to a qualified employer retirement plan or an IRA; (3) any partial or complete redemption following death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder (including one who owns the shares as joint tenant with their spouse) from an account in which the deceased or disabled is named, provided the redemption is requested within one year of the death or initial determination of disability; (4) any redemption of shares to make payments through certain sales from a Systematic Withdrawal Plan of up to 12% annually of the account balance at the beginning of the plan; and (5) any redemption of shares to close out shareholder accounts that do not comply with the minimum balance requirements.

E.Redemptions-in-Kind

The fund is obligated to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of that fund’s NAV, whichever is less.  Any redemption beyond this amount also will be in cash unless the Board determines that further cash payments will have a material adverse effect on remaining shareholders.  In such a case, the fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the fund determines NAV.  The portfolio instruments will be selected in a manner that the Board deems fair and equitable.  A redemption-in-kind is not as liquid as a cash redemption.  If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs.

F.Frequent Purchases and Redemptions of Fund Shares

“Market timing” typically refers to the practice of frequent trading in the shares of mutual funds in order to exploit inefficiencies in fund pricing.  Eagle has no formal or informal arrangements to allow customers to frequently trade in the fund. Eagle and its service providers monitor trading activity in the fund in order to detect and deter market timing activities.  In some cases, such monitoring results in rejection of purchase or exchange orders.  While there is no guarantee that all market timing will be detected, Eagle has adopted a Market Timing Policy, described in the fund’s Prospectus, to deter such activity.

VIII.            EXCHANGE PRIVILEGE

An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired, at their respective NAVs, as next determined following receipt by the fund whose shares are being exchanged of: (1) proper instructions and all necessary supporting documents or (2) a telephone request from Class A, C, or I shareholders, or from Plan Administrators, for such exchange in accordance with the procedures set forth in the Prospectus and below.  Telephone requests for an exchange received by the fund before the close of regular trading on the NYSE will be effected at the close of regular trading on that day.  Requests for an exchange received after the close of regular trading will be effected on the NYSE’s next trading day.

The fund reserves the right to: (1) reject any order to acquire its shares through exchange or otherwise, (2) restrict or (3) terminate the exchange privilege at any time.  In addition, each Eagle Mutual Fund may terminate this exchange privilege upon 60 days’ notice.

IX.DISCLOSURE OF PORTFOLIO HOLDINGS

The fund’s policy is to protect the confidentiality of information relating to portfolio holdings and to prevent the selective disclosure of non-public information.  To this extent, neither the fund nor Eagle will provide portfolio holdings information to any individual, investor, Plan Administrator or other person unless specifically authorized by the fund’s Chief Compliance Officer (“CCO”) or as described below.

The fund’s top 20 portfolio holdings will be posted on the fund’s website no earlier than 5 business days after a calendar month’s end and the full portfolio holdings (security name and percentage of total net assets) will be posted and available upon request to the fund’s shareholders no earlier than 5 business days after a calendar quarter’s end.  In addition, the fund’s portfolio holdings are reported on Form N-Q for its first and third fiscal quarter and are reported on Form N-CSR for its semiannual and annual periods.  See the Prospectus under “Account and Transaction Policies” for more information regarding public disclosure of the fund’s portfolio holdings.

The fund’s Board, officers and certain Eagle employees have regular access to the fund’s portfolio holdings.  In addition to being subject to the prohibitions regarding disclosure of, and trading on non-public information described in Eagle’s Code of Ethics, all Eagle personnel must annually certify compliance with the fund’s policy.  Specifically, Eagle’s Code of Ethics prohibits employees from revealing non-public information other than to:  (1) persons whose responsibilities require knowledge of the information; (2) regulatory authorities who have appropriate jurisdiction with respect to such matters or (3) third parties who utilize such information for ratings or performance analysis.  The CCO may approve access to the fund’s portfolio holdings by other persons in Eagle for a limited period of time upon determining that the access is in the best interest of the fund’s shareholders.

The fund and Eagle are prohibited from entering into any arrangement to disclose the fund’s portfolio holdings for any type of consideration.

The CCO may provide an entity (“Authorized Service Provider”), including the fund’s custodian, with access to the fund’s portfolio holdings more frequently than is publicly available after the CCO’s determination that such access serves a legitimate business purpose.  An Authorized Service Provider may not receive portfolio holdings information unless it signs a confidentiality agreement.

Pursuant to arrangements with third-party vendors, Eagle provides the fund’s portfolio holdings information to Asset Management Services, Inc., Lipper Analytical Services Corporation, Morningstar, Bloomberg, Standard & Poor’s, Thompson Financial Services, Inc., ISS’ Securities Class Action Services, GainsKeeper and Vickers on a daily, monthly or quarterly basis subject to confidentiality agreements unless the information is publicly available.  Public information received by third party vendors is available no earlier than 5 business days after calendar month or quarter end.

The CCO will assess each ad hoc request for access on a case-by-case basis.  Each request and the CCO’s response will be documented in writing, provided to Eagle’s compliance department for approval and posted on the fund’s website.  The CCO will send a response to the person making an ad hoc request at least one day after it is posted on the fund’s website.  All ad hoc disclosure requests will be reported to the fund’s Board at its next meeting.

In the event portfolio holdings disclosure made pursuant to the policy present a conflict of interest between the fund’s shareholders and Eagle, the Distributor or any affiliated person of the fund, the disclosure will not be made unless a majority of the Trustees who are not interested persons of the fund, as defined in the 1940 Act (“Independent Trustees”) or a majority of a board committee consisting solely of Independent Trustees approves such disclosure.

The CCO will make an annual report to the fund’s Board on the operation and effectiveness of the policy and any changes thereto.   In addition, the Board will receive any interim reports that the CCO may deem appropriate.

X.TAXES

General.  The fund is treated as a separate corporation for federal tax purposes and intends to continue to qualify for favorable tax treatment as a regulated investment company under the Code (“RIC”).  The fund may invest in gold, silver, and other precious metals, options and futures thereon, and ETFs that invest therein.  The fund’s gains derived from its investments in options or futures contracts on precious metals generally will constitute qualifying income for purposes of the Income Requirement only if they are realized in connection with certain hedging transactions.  Moreover, direct investments in precious metals would have adverse tax consequences for the fund and its shareholders if it either (1) derived more than 10% of its gross income in any taxable year from the disposition of precious metals and from other income that does not qualify under the Income Requirement or (2) held precious metals in such quantities that it failed to satisfy the 50% Diversification Requirement for any quarter of its taxable year.  The fund intends to continue to manage its portfolio so as to avoid failing to satisfy those requirements for those reasons.  By so qualifying, the fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders.

To qualify for treatment as a RIC, the fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains and losses from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) (“Distribution Requirement”) and must meet several additional requirements.  With respect to the fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward currency contracts) derived with respect to its business of investing in stock, securities or those currencies (“Income Requirement”); (2) at the close of each quarter of the fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (“50% Diversification Requirement”); and (3) at the close of each quarter of the fund’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than government securities or the securities of other RICs) of any one issuer or of two or more issuers the fund controls that are determined to be engaged in the same, similar or related trade or business.

If the fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders. Additionally, the shareholders would treat all those distributions, including distributions of net capital gain, as dividends to the extent of the fund’s earnings and profits, taxable as ordinary income (except that, for individual shareholders, all or part of those dividends may be Qualified Dividend

Income (defined below)).  In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

The fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Disposition of Fund Shares; Distributions.  A redemption of fund shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder’s adjusted basis in the redeemed shares (which normally includes any sales charge paid on Class A shares).  An exchange of shares of the fund for shares of another Eagle Mutual Fund generally will have similar tax consequences.  However, special rules apply when a shareholder disposes of Class A shares of a fund through a redemption or exchange and, by January 31 of the calendar year following the year of that disposition, acquires Class A shares of the fund or of another Eagle Mutual Fund without paying a sales charge due to the 90-day reinstatement or exchange privileges.  In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when those shares were acquired, and that amount will increase the basis in the shares subsequently acquired.  In addition, if shares of the fund are purchased (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming other shares of that fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis in the newly purchased shares.  Any capital gain an individual shareholder recognizes through the end of 2012 on a redemption or exchange of his or her fund shares that have been held for more than one year will qualify for a maximum federal tax rate of 15%.

If shares of the fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.  Investors also should be aware that if shares are purchased shortly before the record date for a dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Dividends and other distributions the fund declares in the last quarter of any calendar year that are payable to shareholders of record on a date in that quarter will be deemed to have been paid by the fund and received by those shareholders on December 31 of that year if the fund pays them during the following January.  Accordingly, those distributions will be taxed to those shareholders for the taxable year in which that December 31 falls.

Dividends from the fund’s investment company taxable income, whether received in cash or in additional fund shares, are generally taxable to its shareholders as ordinary income, to the extent of its earnings and profits. A portion of those dividends (an insubstantial portion in the case of International Equity) may be eligible for the 15% maximum federal income tax rate applicable to certain dividends that individuals receive through the end of 2012 (“Qualified Dividend Income”).  The eligible portion may not exceed the aggregate dividends the fund receives from most domestic corporations and certain foreign corporations, unless that aggregate is at least 95% of its gross income (as specially computed), in which case the entire dividend will qualify.  In addition, the availability of the 15% rate is subject to satisfaction by the fund, and the shares on which the dividends are paid, of certain holding period and other restrictions. A portion of the fund’s dividends – not exceeding the aggregate dividends it receives from domestic corporations only – also may be eligible for the dividends-received deduction allowed to corporations, subject to similar holding period and other restrictions.  However, dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.  Distributions of the fund’s net capital gain are taxable to its shareholders as long-term capital gains at the maximum federal rate of 15%, whether received in cash or in additional fund shares and regardless of the length of time the shares have been held. Shareholders receive federal income tax information regarding dividends and other distributions after the end of each year.

The fund is required to withhold 28% of all dividends, capital gain distributions and redemption proceeds (regardless of the extent to which gain or loss may be realized) otherwise payable to individuals and certain other noncorporate shareholders who do not provide the fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding.

Basis Election and Reporting.  The fund is generally required to report basis information of fund shares to both shareholders and the IRS annually. The fund will compute the basis of fund shares using the average basis method, which is the fund’s “default method,” unless you contact the fund to select a different method, or choose to specifically identify your shares at the time of each sale or exchange. If your account is held by your financial advisor or other broker-dealer, that firm may select a different default method. In these cases, please contact the firm to obtain information with respect to the available methods and elections for your account. Shareholders should carefully review the basis information provided by the fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal and state income tax returns.

Fund shareholders should consult with their tax advisors to determine the best IRS-accepted basis determination method for their tax situation and to obtain more information about how the basis reporting law applies to them.

Hedging Strategies.  The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine, for income tax purposes, the amount, character and timing of recognition of the gains and losses the fund realizes in connection therewith.  Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts the fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

Some futures, foreign currency contracts and “nonequity options” (i.e., certain listed options, such as those on a broad-based securities index) - but excluding any “securities futures contract” that is not a “dealer securities futures contract” (both as defined in the Code) and any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement - in which the fund may invest will be subject to section 1256 of the Code (“Section 1256 Contracts”).  Section 1256 Contracts the fund holds at the end of each taxable year, other than Section 1256 Contracts that are part of a “mixed straddle” with respect to which it has made an election not to have the following rules apply, must be marked-to-market for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized.  60% of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.  Section 1256 Contracts also may be marked-to-market for purposes of the Excise Tax.  These rules may operate to increase the amount that the fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income when distributed to them, and to increase the net capital gain the fund recognizes, without in either case increasing the cash available to the fund.

Code section 1092 (dealing with straddles) also may affect the taxation of certain Hedging Instruments in which the fund may invest.  That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options, futures and forward currency contracts are positions in personal property.  Under that section, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle.  In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above.  The regulations under section 1092 also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles.  If the fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made.  Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a fund of straddle transactions are not entirely clear.

If the fund has an “appreciated financial position” – generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis – and enters into a “constructive sale” of the position, the fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time.  A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward currency contract the fund or a related person enters into with respect to the same or substantially identical property.  In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale.  The foregoing will not apply, however, to any transaction by the fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

Investments in Municipal Securities.  The fund may acquire zero coupon or other municipal securities issued with OID.  As a holder of those securities, the fund must take into account the OID that accrues on them during the taxable year, even if it receives no corresponding payment on them during the year.  Because the fund annually must distribute substantially all of its investment company taxable income and net tax-exempt income, including any tax-exempt OID, to satisfy the Distribution Requirement, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives.  Those distributions will be made from the fund’s cash assets or from the proceeds of sales of portfolio securities, if necessary.  The fund may realize capital gains or losses from those sales, which would increase or decrease its taxable income and/or net capital gain.

The fund may invest in municipal bonds that are purchased, generally not on their original issue, with “market discount” (that is, at a price less than the principal amount of the bond adjusted for any accrued OID) (“municipal market discount bonds”).  Market discount on such a bond that is less than the product of (1) 0.25% of the bond’s redemption price at maturity times (2) the number of complete years to maturity after the fund acquired the bond is disregarded.  Market discount on a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date thereof to the date of its maturity.  Gain on the disposition of a municipal market discount bond (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond’s accrued market discount at the time of disposition; in lieu of that treatment, the fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

The foregoing is only a general summary of some of the important federal tax considerations generally affecting the fund and its shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the fund’s activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding the treatment of an investment in the fund under state and local tax laws, which may differ from the federal tax treatment described above.

XI.SHAREHOLDER INFORMATION

Each share of the fund gives the shareholder one vote in matters submitted to shareholders for a vote.  Each class of shares of the fund has equal voting rights, except that, in matters affecting only a particular class or series, only shares of that class or series are entitled to vote.  As a Massachusetts business trust, Eagle Series Trust is not required to hold annual shareholder meetings.  Shareholder approval will be sought only for certain changes in the Trust’s or the fund’s operation and for the election of Trustees under certain circumstances. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust’s outstanding shares.

XII.FUND INFORMATION

A.   Management of the Fund

Board of Trustees.   The fund is governed by the Board of Trustees.  The Board is responsible for and oversees the overall management and operations of the Trust and the fund, which includes the general oversight and review of the fund’s investment activities, in accordance with federal law and the law of the Commonwealth of Massachusetts, as well as the stated policies of the fund.  The Board oversees the fund’s officers and service providers, including Eagle, which is responsible for the management of the day-to-day operations of the fund based on policies and agreements reviewed and approved by the Board.  In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers, including Eagle personnel, and the Fund’s Chief Compliance Officer, who reports directly to the Board.  The Board also is assisted by the Fund’s independent auditor (who reports directly to the Fund’s Audit Committee), independent counsel and other experts as appropriate, all of whom are selected by the Board.

Risk Oversight

Consistent with its responsibility for oversight of the Trust and the fund, the Board oversees the management of risks relating to the administration and operation of the Trust and the fund.  Eagle, as part of its responsibilities for the day-to-day operations of the fund, is responsible for day-to-day risk management for the fund.  The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the fund.  The Board performs this risk management oversight directly and, as to certain matters, through its committees (described below) and through the Independent Trustees.  The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the fund.

In general, the fund’s risks include, among others, investment risk, credit risk, liquidity risk, valuation risk and operational risk.  The Board has adopted, and periodically reviews, policies and procedures designed to address risks to the Trust and the fund.  In addition, under the general oversight of the Board, Eagle, the fund’s adviser and other service providers to the fund have themselves adopted a variety of policies, procedures and controls designed to address particular risks to the fund.  Different processes, procedures and controls are employed with respect to different types of risks.  Further, Eagle, as manager of the fund, oversees and regularly monitors the investments, operations and compliance of  the fund’s adviser.

The Board also oversees risk management for the Trust and the fund through review of regular reports, presentations and other information from officers of the fund and other persons.  The fund’s CCO and senior officers of Eagle regularly report to the Board on a range of matters, including those relating to risk management.  The Board also regularly receives reports from Eagle and the fund’s adviser with respect to the fund’s investments.  In addition to regular reports from Eagle, the Board also receives reports regarding other service providers to the fund, either directly or through Eagle or the fund’s CCO, on a periodic or regular basis.  At least annually, the Board receives a report from the fund’s CCO regarding the effectiveness of the fund’s compliance program.  Also, on an annual basis, the Board receives reports, presentations and other information from Eagle and the fund’s adviser in connection with the Board’s consideration of the renewal of: (1) the Trust’s agreements with Eagle and the fund’s adviser; and (2) the Trust’s distribution plans under Rule 12b-1 under the 1940 Act.

The CCO also reports regularly to the Audit Committee on fund valuation matters.  In addition, the Audit Committee receives regular reports from the fund’s independent registered public accounting firm on internal control and financial reporting matters.  On at least a quarterly basis, the Independent Trustees meet with the fund’s CCO to discuss matters relating to the fund’s compliance program.

Board Structure and Related Matters

Board members who are not “interested persons” of the fund as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”) constitute more than three-quarters of the Board.  In addition, the Chairman of the Board is an Independent Trustee.  The Chairman presides at all meetings of the Board and acts as a liaison with officers, attorneys, and other Trustees between meetings. The Board believes that its leadership structure, including having an Independent Trustee as Chairman, allows for effective communication between the Trustees and fund management and enhances the independent oversight of the fund.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees.  The Board has established four standing committees, each of which operates pursuant to a charter approved by the Board that delineates the specific responsibilities of that committee: the Audit Committee, the Compliance Committee, the Nominating Committee and the Qualified Legal Compliance Committee.  For example, the Audit Committee is responsible for specific matters related to oversight of the fund’s independent auditors, subject to approval of the Audit Committee’s recommendations by the Board.  The members and responsibilities of each Board committee are summarized below.

The Board periodically evaluates its structure and composition as well as various aspects of its operations.  The Board believes that its leadership structure, including its Independent Trustees, Independent Board Chairman and Board committees, is appropriate for the fund in light of, among other factors, the asset size and nature of the fund, the number of funds overseen by the Board, the arrangements for the conduct of the fund’s operations, the number of Trustees, and the Board’s responsibilities.  On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of funds in the complex.

The Board holds four regularly scheduled in-person meetings each year.  The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings.  During a portion of each in-person meeting, the Independent Trustees meet outside of management’s presence.  The Independent Trustees may hold special meetings, as needed, either in person or by telephone.

The Trustees are identified in the tables below, which provide information as to their principal business occupations held during the last five years and certain other information.

Background of Trustees and Officers.  The following is a list of the Trustees of the Trusts with their principal occupations and present positions, including any affiliation with Raymond James Financial, Inc. (“RJF”), the Distributor or Eagle, the length of service to the Trust, and the position, if any, they hold on the board of directors/trustees of companies other than the Trust.  Each Trustee, except for Lincoln Kinnicutt, serves as Trustee on the Boards of three investment companies in the Eagle Mutual Fund complex:  Eagle Capital Appreciation Fund, Eagle Growth & Income Fund and Eagle Series Trust (together, the “Trusts”), consisting of a total of ten portfolios.  Mr. Kinnicutt serves on the Boards of two of the investment companies in the Eagle Mutual Fund complex:  Eagle Growth & Income Fund and Eagle Series Trust.  The principal address of each Trustee and Officer is P.O. Box 33022, St. Petersburg, Florida 33733-8022.

Trustees
Name, Birth Year and Position, Term of Office(a) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds Overseen in Fund Complex	Directorships of Other Public Companies
Interested Trustee(b):
J. Cooper Abbott (1969) Trustee since 2012	Executive Vice President, Investments and Co-Chief Operating Officer of Eagle since 2009; Senior Vice President, Institutional Sales of Eagle 2007-2009; Director, International Sales of Asset Management Services since 2005	10	N/A
Independent Trustees:
Keith B. Jarrett (1948) Trustee since 2005	Founder, Rockport Funding, LLC (private equity), and Ajax Partners (investment partnership) since 2003; Director, Pertrac Strategic Financial Solutions (hedge fund software) since 2005; Director, Media Program Network, Inc. since 2012; Director, Safeguard Scientifics, Inc (NYSE-SFE) since 2012	10	N/A
Lincoln Kinnicutt (1944)(c) Trustee since 2006	Retired since 2002; Managing Director, Goldman Sachs 1997-2002	9	N/A
William J. Meurer (1943) Trustee since 2003	Private investor and financial consultant since 2000	10	Sykes Enterprises, Inc. (d); Walter Investment Mgmt. Corp.

James L. Pappas (1943) Trustee since 1989; Chairman of the Board of Trustees since 2012	Private investor; Lykes Professor of Banking and Finance at University of South Florida 1986 - 2006; President, Graduate School of Banking, at the University of Wisconsin 1995 - 2005	10	N/A
Deborah L. Talbot, PhD (1950) Trustee since 2002	Independent Consultant; Director, ethiKids, Inc. (child development) 2009-2010; Founder and Board Member, Creative Tampa Bay (community networking) since 2003; Deans’ Advisory Board, College of Arts and Sciences, University of Memphis since 2002;	10	N/A
(a)
Trustees serve for life or until they are removed, resign or retire.  The Board has adopted a Board Governance Policy that requires Independent Trustees to retire no later than at the end of the meeting which occurs immediately after his or her 72nd birthday.

(b)	Mr. Abbott is an “interested” person of the Trust as that term is defined by the 1940 Act. Mr. Abbott is affiliated with EFD, Eagle and RJF.
(c)	Mr. Kinnicutt is not a Trustee of the Eagle Capital Appreciation Fund.
(d)	Sykes Enterprises, Inc. is a technical support company.

In addition to the information set forth in the table above and other relevant qualifications, experience, attributes or skills applicable to a particular Trustee, the following provides further information about the qualifications and experience of each Trustee.

J. Cooper Abbott: Mr. Abbott has extensive experience in the investment management business, including as Co-Chief Operating Officer of Eagle.  In addition, he acquired specialized knowledge of investment management matters while serving as Director of International Sales for Asset Management of RJF and Senior Vice President of Institutional Sales of Eagle.

Keith B. Jarrett:  Dr. Jarrett has extensive financial and organizational management experience, including as founder of a private equity business and investment partnership, director of numerous private companies and multiple years of service as a Trustee.

Lincoln Kinnicutt:  Mr. Kinnicutt has extensive financial experience as Managing Director of a global investment banking and securities firm and multiple years of service as a Trustee.

William J. Meurer:  Mr. Meurer has extensive financial and organizational management experience as a managing partner with a large public accounting firm, service as a director of numerous private companies, service as a trustee of a hospital and multiple years of service as a Trustee.

James L. Pappas:  Dr. Pappas has extensive financial experience as a professor of banking, economics and finance at public universities, President of a graduate school of banking and multiple years of service as a Trustee.

Deborah L. Talbot:  Dr. Talbot has extensive financial and organizational management experience, including service as an executive of a global financial services firm, service on the advisory boards of two private universities, director of community development organizations and multiple years of service as a Trustee.

Board Committees

The Trusts have an Audit Committee, consisting of Messrs. Jarrett, Meurer and Pappas.  The members of the Audit Committee are not “interested” persons (as defined in the 1940 Act).  Mr. Meurer serves as Chairman of the Audit Committee and is the fund’s designated Audit Committee Financial Expert.  The primary responsibilities of the Audit Committee are, as set forth in its charter, to make recommendations to the Board Members as to: the engagement or discharge of the fund’s independent auditors (including the audit fees charged by auditors); the supervision of investigations into matters relating to audit matters; the review with the independent auditors and independent consultants of the results of audits; and addressing any other matters regarding audits and financial statements.  The Audit Committee met five times during the most recent fiscal year.

The Trust also has a Compliance Committee, consisting of Mr. Kinnicutt and Dr. Talbot, each of whom is an Independent Trustee.  Dr. Talbot serves as Chairman of the Compliance Committee.  The Compliance Committee met four times during the last fiscal year.  The primary responsibilities of the Compliance Committee are: to oversee the fund’s compliance with all regulatory obligations arising under the applicable federal securities law, rules and regulations and oversee management’s implementation and enforcement of the fund’s compliance policies and procedures.

The Trust also has a Nominating Committee, consisting of Messrs. Jarrett, Kinnicutt, Meurer, Pappas, and Dr. Talbot, each of whom is an Independent Trustee.  The Nominating Committee did not meet during the most recent fiscal year.  The Nominating Committee’s primary responsibility is to make recommendations to the Board on issues related to the composition of the Board, communicate with management on those issues and evaluate and nominate Board member candidates.  In determining potential candidates’ qualifications for Board membership, the Nominating Committee considers all factors it determines to be relevant to fulfilling the role of being a member of the Board.  The Nominating Committee considers potential candidates for nomination identified by one or more shareholders of a fund.  Shareholders can submit recommendations in writing to the attention of the Chairperson of the Nominating Committee at an address to be maintained by the fund for this purpose.  In order to be considered by the Nominating Committee, any shareholder recommendation must include certain information, such as the candidate’s business, professional or other relevant experience and areas of expertise, current business and home addresses and contact information, other board positions or prior experience and any knowledge and experience relating to investment companies and investment company governance.

The Trust also has a Qualified Legal Compliance Committee, consisting of Messrs. Jarrett, Meurer and Pappas and Dr. Talbot, each of whom is an Independent Trustee.  The Qualified Legal Compliance Committee did not meet during the most recent fiscal year.  The primary responsibility of the Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report made or referred to the Qualified Legal Compliance Committee by: an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law; or a similar material violation by the fund or by any officer, director, employee, or agent of the fund.

The following table shows the amount of equity securities in the fund owned by the Trustees as of October 31, 2012:

Dollar Range of Equity Securities Owned:
	Interested Trustee	Independent Trustees
	J. Cooper Abbott	Keith Jarrett	Lincoln Kinnicutt	William J. Meurer	James L. Pappas	Deborah L. Talbot
The fund	None	None	None	None	None	None
Aggregate Dollar Range of Securities in Eagle Family of Funds	$0	$0	$0	$0	$0	$0

The Trustees and officers of the Trusts, as a group, own less than 1% of each class of the fund’s shares outstanding.  The Trust’s Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law.  However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Mr. Kinnicutt does not serve as a Trustee of the Eagle Capital Appreciation Fund and does not receive compensation from that Trust.  Except for Lincoln Kinnicutt, each Trustee of the Eagle Family of Funds who is not an employee of Eagle or its affiliates receives an annual fee of $35,000 and an additional fee of $4,500 for each combined quarterly meeting of the Eagle Family of Funds attended.  Mr. Kinnicutt receives an annual fee of $31,500 and an additional fee of $3,600 for each combined quarterly meeting of the Eagle Family of Funds attended.  In addition, each Audit Committee and Compliance Committee member receives $1,125 per meeting (in person or telephonic), which is allocated among each Eagle Mutual Fund on a pro rata basis, except when directly attributable to a fund.  The Independent Chairman receives an annual retainer of $25,000, the Audit Committee Chairperson receives an annual retainer of $10,000, and the Compliance Committee Chairperson receives an annual retainer of $8,000. Trustees’ fees and expenses are paid equally by each portfolio in the Eagle Family of Funds. Because Eagle and other unaffiliated service providers perform substantially all of the services necessary for the operation of the Trust, the Trust requires no employees.  Except for the Chief Compliance Officer, no officer, director or employee of Eagle receives any compensation from the Trust for acting as a director or officer.  The following table shows the compensation earned by each Trustee during the fiscal year ended October 31, 2012:

Aggregate Compensation from:		Total Compensation From the Trusts and the Eagle Family of Funds(a) Paid to Trustees
Trustee Name	Series Trust
Interested Trustee:
J. Cooper Abbott	$0	$0
Independent Trustees:
Keith Jarrett	$[ ]	$[ ]
Lincoln Kinnicutt(b)	$[ ]	$[ ]
William J. Meurer	$[ ]	$[ ]
James L. Pappas	$[ ]	$[ ]
Deborah L. Talbot	$[ ]	$[ ]

(a)
The Eagle Family of Funds, as of October 31, 2012, consisted of three separate registered investment companies, which included Eagle Capital Appreciation Fund, Eagle Growth & Income Fund and Eagle Series Trust, and 10 portfolios of those companies.  Large Cap Core, a portfolio of the Eagle Series Trust, was reorganized into Eagle Growth & Income Fund effective January 20, 2012.

(b)	Mr. Kinnicutt does not serve as a Trustee for the Eagle Capital Appreciation Fund.

No Trustee will receive any benefits upon retirement.  Thus, no pension or retirement benefits have accrued as part of any of any Trust’s expenses.

The following is a list of the Officers of the Trusts with their principal occupations and present positions, including any affiliation with Raymond James Financial, Inc. (“RJF”), the Distributor or Eagle.

Officers
Name, Birth Year and Position, Term of Office(a) and Length of Time Served	Principal Occupation(s) During Past Five Years
Richard J. Rossi (1956) President since March 2010	President and Co-Chief Operating Officer of Eagle since 2009 and 2007, respectively; Executive Vice President Eagle 2000-2009; President and Director of EFD since 2005
Susan L. Walzer (1967) Principal Executive Officer since May 2011	Vice President of Fund Administration since May 2011; Chief Compliance Officer of Eagle Family of Funds and Eagle Fund Services, Inc. (“EFS”) (b) 2007-2011; Director of Compliance for Eagle 2005-2007
Carolyn K. Gill (1978) Principal Financial Officer and Treasurer since May 2011	Manager of Fund Accounting and Fund Reporting for Eagle since 2005 and 2010, respectively
Ana Borisova (1983) Interim Principal Financial Officer and Treasurer since August 2012	Financial Analyst III in Fund Accounting for Eagle since May 2012; Senior Mutual Fund Analyst for Transamerica Asset Management, Inc. 2009-2012; Fund Accountant for Eagle 2007-2009
Daniel R. Dzibinski (1974) Chief Compliance Officer and Secretary since May 2011	Manager of Fund Compliance for Eagle since May 2011; Director of Compliance for Eagle 2007-2011
_______________________________
(a)	Officers each serve one year terms, with the exception of Ms. Borisova, the Interim PFO and Treasurer.
(b)	Prior to September 13, 2010, EFS served as the Funds’ transfer agent.

B.   Control Persons and Principal Holders of Securities

There are no shareholders who owned of record or were known by the fund to own beneficially five percent or more of the outstanding shares of a class of the fund, because the fund has not commenced operations

C.   Proxy Voting Policies and Procedures

The Board has adopted Proxy Voting Policies and Procedures (“Proxy Policies”) wherein the Trust has delegated to Eagle the responsibility for voting proxies relating to portfolio securities held by the fund as part of its investment advisory services.  All such proxy voting duties shall be subject to the Board’s continuing oversight. Notwithstanding this delegation of responsibilities, however, the fund retains the right to vote proxies relating to its portfolio securities.  The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the fund and its shareholders, taking into account the value of the fund’s investments.

Proxy Voting Guidelines.  Generally, Eagle will vote proxies in accordance with the proxy voting guidelines (“Proxy Guidelines”) adopted as part of the Trust’s Proxy Policies.  Eagle is permitted to vote a proxy based on the best interest of the fund if a proxy presents an issue that is not addressed in the Proxy Guidelines or the Proxy Guidelines provide discretion as to how to vote a proxy.  Eagle should vote proxies to further the long-term economic value of the underlying securities and in the best interest of the fund and its shareholders.

The Proxy Guidelines distinguish between routine and non-routine proposals. In general, routine proposals are those proposals that do not propose to change the structure, bylaws or operations of the company to the detriment of shareholders.  Examples of such proposals would include, among other things, the approval of auditors, election of director and/or officers, liability limitations for directors, and indemnification provisions for directors.

Non-routine proposals would be those proposals more likely to affect the structure and operations of the company, which would have a greater impact on the value of the underlying security.  Examples of non-routine proposals would include, among other things, decisions as to corporate restructuring, poison pill provisions, and changes in capitalization.  These proposals may require special consideration by Eagle depending on whether and how they are addressed in the Proxy Guidelines.

Conflicts of Interest.  The Proxy Guidelines also address procedures to be used by Eagle when there is a conflict of interest between the interests of fund shareholders and those of Eagle, the fund’s principal underwriter or other affiliated persons of the fund.  Upon the discovery of a conflict of interest, Eagle will assess the extent of the conflict of interest.  In addition, Eagle will provide a quarterly report to the Board that includes information as to how each conflict was resolved.

More Information.  Information regarding how proxies were voted during the most recent twelve-month period ended June 30 is available without charge, upon request by calling toll-free, 800.421.4184, visiting our website, eagleasset.com, or by accessing the Trust’s most recently filed report on Form N-PX on the Commission’s website at www.sec.gov.  In addition, a copy of the Eagle Family of Funds Proxy Voting Guidelines is also available by calling 800.421.4184 or visiting our website, eagleasset.com. The guidelines will be sent within three business days of receipt of a request.

D.   Investment Adviser and Administrator

The investment adviser and administrator for the fund is Eagle.  Eagle was organized as a Florida corporation in 1976.  All the capital stock of Eagle is owned by RJF.  RJF is a holding company that, through its subsidiaries, is engaged primarily in providing customers with a wide variety of financial services in connection with securities, limited partnerships, options, investment banking and related fields.

Eagle is responsible for managing the fund’s investment and noninvestment affairs, subject to the direction of Eagle and the fund’s Board.  The Trust, on behalf of its respective series, entered into an Investment Advisory Agreement effective November 1, 2008. Under the Investment Advisory Agreement, Eagle provides a continuous investment program for the fund and determines what securities and other investments will be purchased, retained, sold or loaned by the fund and what portion of such assets will be invested or held uninvested as cash.  Eagle also is responsible for effecting transactions for the fund and selecting brokers or dealers to execute such transactions for the fund.  Eagle may delegate these duties subject to Board approval, and if required by the 1940 Act, shareholder approval.

The Advisory Agreement was approved by the Board (including all of the Trustees who are not “interested persons” of Eagle, as defined under the 1940 Act) and by the shareholders of the fund in compliance with the 1940 Act.  The Advisory Agreement provides that it will be in force for an initial two-year period and it must be approved each year thereafter by (1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of Eagle or the Trust, and by (2) the majority vote of either the full Board or the vote of a majority of the outstanding shares of the fund.

The Advisory Agreement automatically terminates on assignment and is terminable on not more than 60 days written notice by the Trust to either party.  In addition, the Advisory Agreement may be terminated on not less than 60 days written notice by Eagle, as applicable, to a fund. In the event Eagle ceases to be the investment adviser of the fund or the Distributor ceases to be principal distributor of shares of a fund, the right of a fund to use the identifying name of “Eagle” may be withdrawn.

Eagle shall not be liable to the fund or any shareholder for anything done or omitted by them, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon them by their agreements with the fund or for any losses that may be sustained in the purchase, holding or sale of any security.

All of the officers of the fund are officers or directors of Eagle or its affiliates.  These relationships are described under “Management of the Fund.”

Advisory Fees.

The fund will pay investment advisory fees to Eagle.  Because the fund has not yet commenced operations, Eagle has yet to earn advisory fees or administrative fees from the fund. Further, Eagle has contractually agreed to waive the fund’s 2012 fiscal year expenses to the extent that total annual operating expenses exceed certain limits for each class. The current advisory fee rate for the fund is 0.60%.

Eagle has entered into an administration agreement with the Trust, on behalf of the fund.  Under the administration agreement, Eagle provides to the fund and its respective classes certain administrative and clerical services deemed necessary or advisable for the operation of the fund and classes.  With the exception of the fund’s Chief Compliance Officer, Eagle pays all salaries, fees and expenses of Officers and Trustees of the fund who are affiliated with Eagle. Eagle and the Trusts jointly pay the salary, fees and expenses of the fund’s Chief Compliance Officer. Further, Eagle oversees the activities of the custodian, distributor, transfer agent and other service providers. Eagle also provides office facilities, equipment, and personnel, prepares required regulatory filings, prepares Board materials and coordinates mailing of Prospectuses, notices, proxy statements and other shareholder or investor communications.  The fees under the administration agreement are equal to 0.15% of the average daily net assets of Class A, Class C and Class R-3 shares and 0.10% of the average daily net assets of Class I, Class R-5 and Class R-6 shares. Eagle has entered into a sub-administration agreement with J.P. Morgan Investor Services Co. (“JPMIS”). Under the sub-administration agreement, JPMIS provides to the fund certain financial reporting and tax services.

Eagle has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund. The expense limitations exclude interest, taxes, brokerage commissions, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement. The following table summarizes the expense caps in effect through February 28, 2014:

Fund	Class A	Class C	Class I & R5	Class R3	Class R6
The fund	1.50%	2.30%	0.95%	1.70%	0.85%

Class-Specific Expenses.  The fund may determine to allocate certain of its expenses (in addition to distribution fees) to the specific classes of the fund’s shares to which those expenses are attributable.

E.   Portfolio Managers

Eagle has adopted policies regarding material conflicts of interest and portfolio manager compensation. Specific information regarding portfolio manager’s compensation follows.

Charles Schwartz, CFA®, Betsy Pecor, CFA® and Matthew McGeary, CFA® are Co-Portfolio Managers of the fund and are jointly responsible for the day-to-day management of the fund. They each joined Eagle in August 2012. Previously, Mr. Schwartz served as Co-Portfolio Manager and Senior Vice President at Sentinel Investments from 2004 to 2012. Prior to joining Eagle, Ms. Pecor served as Co-Portfolio Manager at Sentinel Investments from 2005 to 2012. Prior to joining Eagle, Mr. McGeary served as Co-Portfolio Manager at Sentinel Investments from 2011 to 2012 and as Equity Analyst at the same firm from 2005 to 2011.

As of [ ], Mr. Schwartz, Ms. Pecor and Mr. McGeary are responsible for the day-to-day management of the following other accounts:

	Number of accounts	Total assets
Registered investment companies	[ ]	$ [ ]
Other pooled investment vehicles	[ ]	$ [ ]
Other accounts	[ ]	$ [ ]

In the “other pooled investment vehicles” category above, the advisory fee payable to Eagle is based upon the account’s performance. Additionally, in [ ] of the [ ] of the above “other accounts,” the advisory fee payable to Eagle is based upon the account’s performance and the assets managed that pay a performance fee are [ ].

Mr. Schwartz, Ms. Pecor and Mr. McGeary’s benchmarks for evaluation purposes include Lipper and Morningstar rankings for mutual fund performance and the Russell 2000® Index for separate accounts along with peer group rankings such as those from Callan Associates and Mercer Investment Consulting.

Material Conflicts of Interest: When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise.  Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities.  Eagle has adopted policies and procedures designed to address these potential material conflicts.  For instance, portfolio managers within Eagle are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources.  Additionally, Eagle and its advisory affiliates utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

The officers and employees of Eagle and accounts in which affiliated persons have an investment interest, may at times buy or sell and have positions in securities which may be those recommended for purchase or sale to investment advisory clients.  In addition, Eagle and its related persons may also give advice and take action in the performance of their duties to clients, which may differ from, or be similar to the advice given, or the timing and nature of action taken, with respect to their own accounts. Eagle may combine transaction orders placed on behalf of clients, including accounts in which affiliated persons of Eagle have an investment interest.  Eagle seeks to ensure that the firm and its employees do not personally benefit from the short-term market effects of recommendations to or actions for clients through personal securities policies and procedures under the firm’s Code of Ethics.

Compensation: Eagle seeks to maintain a compensation program that is competitively positioned to attract and retain high caliber investment professionals. Portfolio Manager compensation is reviewed and may be modified periodically as appropriate to reflect changes in the market, as well as to adjust the factors used to determine variable compensation. Investment professionals receive a base salary and deferred compensation along with a variable bonus based on revenues on accounts under management and various other variable forms of compensation, including stock options and an Executive benefit plan. Eagle has created a compensation plan that provides its investment professionals with long-term financial incentives and encourages them to develop their careers at Eagle. The investment professionals are compensated as follows:

●  All portfolio managers are paid base salaries;
●  Portfolio managers participate in a revenue-sharing program that provides incentives to build a successful investment program over the long term;
●  Additional deferred compensation plans, including restricted stock awards and stock option programs, may be provided to key investment professionals;
●  All portfolio managers generally are eligible to receive benefits from Eagle’s parent company including health care and other insurance benefits, a 401(k) plan, profit sharing, Long-Term Incentive Plan, Employee Stock Option Plan and Employee Stock Purchase Plan.

Eagle typically compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the performance of funds and managed accounts relative to benchmarks and peer groups.  Each portfolio manager is evaluated based on the composite performance of funds and accounts in each strategy for which the individual serves on the portfolio management team. Periods evaluated include the 1, 3, 5 and 10 year (or since inception) periods for relevant strategies. This evaluation may afford differing weights to specific funds, accounts or products based on a portfolio manager’s contribution or responsibility to the team.  This weighting process may be based on the overall size of a given fund or investment product and portfolio manager responsibility and/or contribution and may provide incentive for a portfolio manager to favor another account over the fund.  A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than their fund(s). Eagle has established procedures to mitigate these conflicts, including review of performance dispersion across all firm managed accounts and policies to monitor trading and best execution for all managed accounts and funds.

F.   Portfolio Turnover and Brokerage Practices

The fund may engage in short-term transactions under various market conditions to a greater extent than certain other mutual funds with similar investment objectives.  Thus, the turnover rate may vary greatly from year to year or during periods within a year.  The fund’s portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period.  A 100% turnover rate would occur if all the securities in the fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. The fund, because it has not commenced operations, does not yet have a portfolio turnover rate.

           Eagle is responsible for the execution of the fund’s portfolio transactions and must seek the most favorable price and execution for such transactions.  Best execution, however, does not mean that the fund necessarily will be paying the lowest commission or spread available.  Rather, the fund also will take into account such factors as size of the order, difficulty of execution, efficiency of the executing broker’s facilities and any risk assumed by the executing broker.

It is a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical and quotation services from broker-dealers who execute portfolio transactions for the clients of such advisers.  Consistent with the policy of most favorable price and execution, Eagle gives consideration to research, statistical and other services furnished by brokers-dealers, and to potential access to initial public offerings (“IPOs”) that may be made available by such broker-dealers.  In addition, Eagle may place orders with brokers who provide supplemental investment and market research and securities and economic analysis and may pay to these brokers a higher brokerage commission or spread than may be charged by other brokers, provided that Eagle determines in good faith that such commission or spread is reasonable in relation to the value of brokerage and research services provided.  Such research and analysis may be useful to Eagle in connection with services to clients other than the fund.  The fund also may purchase and sell portfolio securities to and from dealers who provide it with research services.  However, portfolio transactions will not be directed by the fund to dealers on the basis of such research services.

Eagle may use an affiliated broker-dealer, its affiliates or certain affiliates of Eagle as a broker for agency transactions in listed and OTC securities at commission rates and under circumstances consistent with the policy of best execution.  Commissions paid to affiliates of Eagle will not exceed “usual and customary brokerage commissions.”  Rule l7e-1 under the 1940 Act defines “usual and customary” commissions to include amounts that are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”

Eagle also may select other brokers to execute portfolio transactions.  In the OTC market, the fund generally deals with primary market makers unless a more favorable execution can otherwise be obtained. The fund, because it has not commenced operations, has not yet paid any brokerage commissions.

The fund may not buy securities from, or sell securities to, an affiliate as a principal transaction.  However, the Board has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the fund may purchase securities that are offered in underwritings in which an affiliate is a participant.  The Board will consider the ability to recapture fund expenses on certain portfolio transactions, such as underwriting commissions and tender offer solicitation fees, by conducting such portfolio transactions through affiliated entities, but only to the extent such recapture would be permissible under applicable regulations, including the rules of the Financial Industry Regulatory Authority, Inc. and other self-regulatory organizations.

Pursuant to Section 11(a) of the Securities Exchange Act of 1934, as amended, the fund has expressly consented to the Distributor executing transactions on an exchange on its behalf.

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 there under, Eagle, and the Distributor have adopted Codes of Ethics (“Codes”).  These Codes permit portfolio managers and other access persons of the fund to invest in securities that may be owned by the fund, subject to certain restrictions.  The Codes are on public file with, and may be obtained from, the Commission.

G.   Distribution of Shares

Distribution.  Shares of the fund are offered continuously through EFD, a subsidiary of Eagle, and through other participating dealers or banks that have dealer agreements with the Distributor. The Distributor receives commissions consisting of that portion of the sales load remaining after the dealer concession is paid to participating dealers or banks.  Such dealers may be deemed to be underwriters pursuant to the 1933 Act.  The Distributor and financial intermediaries or banks with whom the Distributor has entered into dealer agreements offer shares of the fund as agents on a best efforts basis and are not obligated to sell any specific amount of shares.  In this connection, the Distributor makes distribution and servicing payments, excluding business related to Class R-6 shares, to participating financial intermediaries.

Distribution Agreement.  The fund has adopted a distribution agreement pursuant to which the Distributor bears the cost of making information about the fund available through advertising, sales literature and other means, the cost of printing and mailing prospectuses to persons other than shareholders, and salaries and other expenses relating to selling efforts.  The Distributor also pays service fees, excluding business related to Class R-6 shares, to dealers for providing personal services to shareholders and for maintaining shareholder accounts.  The fund pays the cost of registering and qualifying its shares under state and federal securities laws and typesetting of its prospectuses and printing and distributing prospectuses to existing shareholders.

The distribution agreement may be terminated at any time on 60 days written notice without payment of any penalty by either party.  The fund may effect such termination by vote of a majority of the outstanding voting securities of the fund or by vote of a majority of the Independent Trustees.  For so long as such a plan is in effect, selection and nomination of the Independent Trustees shall be committed to the discretion of such disinterested persons.

Rule 12b-1 Distribution Plan.  The fund has adopted a distribution plan under Rule 12b-1 for each class of shares (each a “Plan” and collectively the “Plans”).  These Plans permit the fund to pay the Distributor the monthly distribution and service fee (“12b-1 fee”) out of the fund’s net assets to finance activity that is intended to result in the sale and retention of each class of shares.  The fund will use all Class A, Class C and Class R-3 12b-1 fees to pay the Distributor.   Each Plan was approved by the Board, including a majority of the Independent Trustees. In approving such Plans, the Board determined that there is a reasonable likelihood that the fund and its shareholders will benefit from each Plan.  Each Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of a class of the fund.  The Board reviews quarterly a written report of Plan costs and the purposes for which such costs have been incurred.  A Plan may be amended by vote of the Board, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose.  Any change in a Plan that would increase materially the distribution cost to a class requires shareholder approval of that class.

The Distribution Agreement and each Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (1) by the vote of a majority of the Independent Trustees and (2) by the vote of a majority of the entire Board cast in person at a meeting called for that purpose.  If a Plan is terminated, the obligation of the fund to make payments to the Distributor pursuant to the Plan will cease and the fund will not be required to make any payment past the date the Plan terminates.

Eagle has entered into agreements with the Distributor and other financial intermediaries or service providers to provide certain services on behalf of the fund.  Such services include, but are not limited to, account opening, record retention, processing cash receipts from and disbursements to shareholders and preparing account statements.  The Distributor’s role is that of an underwriter and it serves only as an agent for accepting shareholder instructions and does not maintain brokerage accounts for any shareholders. As compensation, Eagle pays from its own resources, a service fee of up to 0.25% of average daily net assets of the fund to the Distributor and other broker-dealers.

As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of Class A shares and in connection with personal services rendered to Class A shareholders and the maintenance of Class A shareholder accounts, the fund of the Series Trust may pay the Distributor distribution and service fees of up to 0.35% of the fund’s average daily net assets attributable to Class A shares of the fund.  The fund will pay the Distributor a fee of up to 0.25% of its average daily net assets attributable to Class A shares.  These fees are computed daily and paid monthly.  The Distributor, on Class A shares, may retain the first 18 months’ distribution fee for reimbursement of amounts paid to the broker-dealer at the time of purchase.

As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of Class C shares and in connection with personal services rendered to Class C shareholders and the maintenance of Class C shareholder accounts, the fund will pay the Distributor a service fee of 0.25% and a distribution fee of 0.75% of the fund’s average daily net assets attributable to Class C shares.  These fees are computed daily and paid monthly. The Distributor, on Class C shares, may retain the first 12 months’ distribution fee for reimbursement of amounts paid to the broker-dealer at the time of purchase.

As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of Class R-3 shares and in connection with personal services rendered to Class R-3 shareholders and the maintenance of Class R-3 shareholder accounts, the fund will pay the Distributor a service fee of 0.25% and a distribution fee of 0.25% of the fund’s average daily net assets attributable to Class R-3 shares.  These fees are computed daily and paid monthly.

With respect to Class I, Class R-5 and Class R-6 shares, the fund will not pay the Distributor a Rule 12b-1 fee.

The fund, because it has not commenced operations, has not yet paid any Rule 12b-1 fees to the Distributor.

H.   Payments to Dealers

The Distributor may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with the Distributor during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be “underwriters” as that term is defined under the 1933 Act.

The Financial Advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 fees discussed above. In addition to those payments, Eagle or one or more of its corporate affiliates (collectively, the “Affiliates”) may make additional cash payments to intermediaries in connection with the promotion and sale of shares of the fund.  Affiliates make these payments from their own resources, which in the case of the Distributor may include the retention of underwriting concessions and payments the Distributor receives under the Rule 12b-1 plans. These additional cash payments are described below. The categories described below are not mutually exclusive. The same financial intermediary may receive payments under more than one or all categories. Many financial intermediaries that sell shares of the fund receive one or more types of these cash payments. Financial intermediaries negotiate the cash payments to be paid on an individual basis. Where services are provided, the costs of providing the services and the overall package of services provided may vary from one financial intermediary to another. Affiliates do not make an independent assessment of the cost of providing such services.

Eagle will not make cash payments to financial intermediaries in connection with the promotion and sale of Class R-6 shares.

In this context, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with one or more of the Affiliates.

Revenue Sharing Payments.  Affiliates make revenue sharing payments as incentives to certain financial intermediaries to promote and sell shares of funds. The benefits that Affiliates receive when they make these payments include, among other things, placing funds on the financial intermediary's funds sales system, placing funds on the financial intermediary's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary's sales force or to the financial intermediary's management. Revenue sharing payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including funds in its fund sales system (on its “sales shelf”). Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary.

The revenue sharing payments Affiliates make may be calculated on sales of shares of funds (“Sales-Based Payments”). Such payments also may be calculated on the average daily net assets of the applicable funds attributable to that particular financial intermediary (“Asset-Based Payments”).  Sales-Based Payments primarily create incentives to make new sales of shares of funds and Asset-Based Payments primarily create incentives to retain previously sold shares of funds in investor accounts. Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Affiliates will not make revenue sharing payments to financial intermediaries in connection with the promotion and sale of Class R-6 shares.

Administrative and Processing Support Payments. Affiliates also make payments to certain financial intermediaries that sell fund shares for certain administrative services, including record keeping and sub-accounting shareholder accounts. Payments for these services typically do not exceed 0.25% of average annual assets. Affiliates also make payments to certain financial intermediaries that sell fund shares in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that Affiliates make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a financial intermediary, payment of networking or other recordkeeping fees, or one-time payments for ancillary services such as setting up funds on a financial intermediary's mutual fund trading systems. To the extent that these services replace services that would otherwise be provided by the fund’s transfer agent or would otherwise be a direct obligation of the fund, the fund reimburses an Affiliate for these payments as a transfer agent out-of-pocket expense.

Affiliates will not make administrative and processing support payments to financial intermediaries in connection with services related to Class R-6 shares.

Other Cash Payments. From time to time, Affiliates, at their expense, may provide additional compensation to financial intermediaries which sell or arrange for the sale of shares of the fund. This additional compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as Financial Industry Regulatory Authority, Inc. Affiliates make payments for entertainment or other events they deem appropriate, subject to Affiliate guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.  Such compensation provided by Affiliates may include financial assistance to financial intermediaries that enable Affiliates to

●	participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees,
●	client entertainment, client and investor events, and other financial intermediary-sponsored events, and
●	travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips.

Affiliates are motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of financial intermediaries. To the extent financial intermediaries sell more shares of funds or retain shares of funds in their clients' accounts, Affiliates benefit from the incremental management and other fees paid to Affiliates by the fund with respect to those assets.

Affiliates will not make other cash payments to financial intermediaries in connection with the promotion and sale of Class R-6 shares.

In certain cases these payments could be significant to the financial intermediary. Your financial intermediary may charge you additional fees or commissions other than those disclosed in this prospectus and SAI. You can ask your financial intermediary about any payments it receives from Affiliates or the fund, as well as about fees and/or commissions it charges.

XIII.Additional Services to the Fund

Transfer Agent and Fund Accounting Services. JPMIS is the transfer and dividend disbursing agent and fund accountant for the fund.  In addition, JPMIS entered into an arrangement with U.S. Bancorp Fund Services, LLC (“USBFS”) pursuant to which USBFS performs certain transfer agency, dividend disbursing and shareholder servicing activities for shareholders of the fund.

The fund pays directly for fund accounting and transfer agent services. Transfer agent fees are paid according to a fee schedule based principally on the number of accounts serviced.  Fund accounting fees are paid based on a percentage of fund assets.  EFS, an affiliate of Eagle, will serve as the shareholder servicing agent for the fund.

The fund, because it has not commenced operations, has not yet paid any service fees to the fund accountant, transfer agent or shareholder servicing agent.

Custodian.  J.P. Morgan Chase Bank, N.A., One Beacon Street, 19th Floor, Boston, Massachusetts 02108, serves as custodian of the fund’s assets.  The custodian also provides portfolio accounting and certain other services for the fund.

Legal Counsel. K&L Gates LLP, 1601 K Street NW, Washington, D.C. 20006, serves as counsel to the fund.

Independent Registered Certified Public Accounting Firm. [ ], is the independent registered certified public accounting firm for the fund.

Potential Liability

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the fund.  To protect its shareholders, the fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the fund.  These documents require notice of this disclaimer to be given in each agreement, obligation or instrument the fund or its Trustees enter into or sign.  In the unlikely event a shareholder is held personally liable for the fund’s obligations, the fund is required to use its property to protect or compensate the shareholder.  On request, the fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the fund.  Therefore, financial loss resulting from liability as a shareholder will occur only if the fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

The Trust’s Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

APPENDIX A

INVESTMENT TYPES GLOSSARY

Equity Securities:

Common Stocks. Common stocks represent the residual ownership interest in the issuer. They are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations, including preferred stock, are satisfied.  Common stocks generally have voting rights.  Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Convertible Securities.  Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged.  While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  The market value of convertible securities tends to decline as interest rates increase and, conversely, increases as interest rates decline.  While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.  Please see the discussion of “Investment Grade/Lower Rated Securities” below for additional information.

Preferred Stock.  A preferred stock blends the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited.  Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Real Estate Investment Trusts (“REITs”). Equity REITs own real estate properties, and their revenue comes principally from rent.  Mortgage REITs loan money to real estate owners, and their revenue comes principally from interest earned on their mortgage loans.  Hybrid REITs combine characteristics of both equity and mortgage REITs.  The value of an equity REIT may be affected by changes in the value of the underlying property, while a mortgage REIT may be affected by the quality of the credit extended.  The performance of both types of REITs depends upon conditions in the real estate industry, management skills and the amount of cash flow.  The risks associated with REITs include defaults by borrowers, self-liquidation, failure to qualify as a pass-through entity under the federal tax law, failure to qualify as an exempt entity under the 1940 Act and the fact that REITs are not diversified.

Warrants and Rights.  Warrants may be either perpetual or of limited duration but they usually do not have voting rights or pay dividends.  The market price of warrants is usually significantly less than the current price of the underlying stock.  Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

Debt Securities:

Debt Securities. The market value of debt securities is influenced primarily by changes in the level of interest rates.  Generally, as interest rates rise, the market value of debt securities decreases. Conversely, as interest rates fall, the market value of debt securities increases. Factors that could result in a rise in interest rates, and a decrease in the market value of debt securities, include an increase in inflation or inflation expectations, an increase in the rate of U.S. economic growth, an increase in the federal budget deficit or an increase in the price of commodities such as oil.

Fixed and Floating Rate Loans.  Fixed and floating rate loans (“Loans”) are loans arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions (“Lenders”).  Loans may be in the form of participations in Loans (“Participations”) and assignments of all or a portion of Loans from third parties (“Assignments”).  These investments are considered to be investments in debt securities.

Brady Bonds.  Brady Bonds, which are debt securities, generally denominated in U.S. dollars, are issued under the framework of the Brady Plan.  The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.  In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders, as well as multilateral institutions, such as the International Bank for Reconstruction and Development (the “World Bank”) and the International Monetary Fund (the “IMF”).  The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds (“Brady Bonds”).  Brady Bonds also may be issued with respect to new money being advanced by existing lenders in connection with the debt restructuring.  The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements, which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount.  These arrangements with the World Bank and/or the IMF require debtor nations to agree to the implementation of certain domestic monetary and fiscal reforms.  Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing.  These policies and programs seek to promote the debtor country’s economic growth and development.  Investors should recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors

Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors.  As a result, the financial packages offered by each country differ.  The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt that carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time, and bonds issued in exchange for the advancement of new money by existing lenders.  Discount bonds issued to date under the framework of the Brady Plan generally have borne interest computed semiannually at a rate equal to 13/16 of one percent above the then-current six month London Inter-Bank Offered Rate (“LIBOR”).

Foreign Debt Securities.  A foreign debt security may have fixed and floating rate income securities (including emerging market securities), all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S.

Government issued in non-dollar securities; (d) debt obligations and other fixed income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated).

Municipal Obligations.  Municipal obligations are issued by or on behalf of states, the District of Columbia and U.S. territories and possessions and their political subdivisions, agencies and instrumentalities.  The interest on municipal obligations is generally exempt from federal income tax but may be an item of tax preference for purposes of the federal alternative minimum tax.

Investment Grade/Lower Rated Securities:

Investment Grade Securities.   Investment grade securities include securities rated BBB or above by Standard & Poor’s (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”) or, if unrated, are deemed to be of comparable quality by a fund’s portfolio manager.

Lower Rated / High Yield Securities.  Lower rated/high-yield securities are securities rated below investment grade, i.e., rated below BBB or Baa by S&P and Moody’s, respectively, or unrated securities determined to be below investment grade by its portfolio manager.  These securities are commonly referred to as “high yield securities” and are deemed to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions.  These securities are subject to specific risks that may not be present with investments of higher grade securities.

Short-Term Money Market Instruments:

Bankers’ Acceptances. Bankers’ acceptances generally are negotiable instruments (time drafts) drawn to finance the export, import, domestic shipment or storage of goods. They are termed “accepted” when a bank writes on the draft its agreement to pay it at maturity, using the word “accepted.”  The bank is, in effect, unconditionally guaranteeing to pay the face value of the instrument on its maturity date.  The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity. Maturities on bankers’ acceptances that are eligible for purchase usually range from 20 to 180 days but may extend for longer periods.

Certificates of Deposit (“CDs”).  CDs available for investment by the fund are issued by domestic institutions with assets in excess of $1 billion.  The FDIC is an agency of the U.S. Government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit.  The interest on such deposits may not be insured to the extent this limit is exceeded.  Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more, without regard to the interest rate ceilings on other deposits.  To remain fully insured, these investments must be limited to $100,000 per insured bank or savings and loan association.

Commercial Paper.  Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. See Appendix B for a description of commercial paper ratings.

Repurchase and Reverse Repurchase Agreements:

Repurchase Agreements.  A repurchase agreement is a transaction in which a fund purchases securities and commits to resell the securities to the original seller at an agreed upon date.  The resale price reflects a market rate of interest that is unrelated to the coupon rate or maturity of the purchased securities.

Reverse Repurchase Agreements.  Under a reverse repurchase agreement, a fund sells securities and agrees to repurchase them at a mutually agreed to price.  If required, at the time a fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest).

U.S. Government and Zero Coupon Securities:

U.S. Government Securities.  U.S. Government Securities are securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.  Some obligations issued by U.S.  Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchases certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. Those securities bear fixed, floating or variable rates of interest.  Interest may fluctuate based on generally recognized reference rates or the relationship of rates.

Zero Coupon Securities and Pay-In-Kind Bonds.   Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest.  Zero coupon securities are issued and traded at a discount from their face amount or par value, which discount rate varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.

Pay-in-kind bonds pay all or a portion of their interest in the form of debt or equity securities.  Pay-in-kind bonds may also be issued by a wide variety of corporate and governmental issuers.

Foreign Securities Exposure:

Depositary Receipts. Sponsored or unsponsored European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), International Depositary Receipts (“IDRs”), Special Drawing Rights (“SDRs”) or other similar securities represent interests in or convertible into securities of foreign issuers (collectively, “Depositary Receipts”).  Depositary Receipts are not necessarily denominated in the same currency as the underlying securities into which they may be converted and are subject to foreign securities risks, as discussed below.

EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities.  GDRs are issued globally for trading in non-U.S. securities markets and evidence a similar ownership arrangement.

American Depositary Receipts (“ADRs”):

Sponsored and unsponsored ADRs are receipts that represent interests in, or are convertible into, securities of foreign issuers.  These receipts are not necessarily denominated in the same currency as the underlying securities into which they may be converted.

ADRs may be purchased through “sponsored” or “unsponsored” facilities and also include New York Shares (“NYRs”).  A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security.  Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use outside the United States.  For purposes of certain investment limitations, ADRs are considered to be foreign securities and are subject to many of the risks inherent in investing in foreign securities, as discussed previously.

Hedging Instruments - Futures, Forwards, Options and Hedging Transactions:

General Description.  Certain financial instruments (“Hedging Instruments”), include futures contracts (sometimes referred to as “futures”), options, options on futures and forward currency contracts, to attempt to hedge the fund’s investment portfolio as discussed below.

Hedging strategies can be broadly categorized as “short hedges” and “long hedges.”  A short hedge is the purchase or sale of a Hedging Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a fund’s investment portfolio.  Thus, in a short hedge, a fund takes a position in a Hedging Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.  A long hedge is the purchase or sale of a Hedging Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the fund intends to acquire.  Thus, in a long hedge, a fund takes a position in a Hedging Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged.

Hedging Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a fund owns or intends to acquire.  Hedging Instruments on indices may be used to hedge broad market sectors.

Options:

Options may include options on securities, equity and debt indices and currencies.

Characteristics of Options Trading.  A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period.  A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period.  Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

Futures and Options on Futures:

Guidelines and Characteristics of Futures and Options on Futures Trading. The purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge.  Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indices.  Similarly, writing put options on futures contracts can serve as a limited long hedge.  Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield.

Stock Index Futures.  A stock index assigns relative values to the common stocks comprising the index.  A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.

The risk of imperfect correlation between movements in the price of a stock index futures contract and movements in the price of the securities that are the subject of the hedge increases as the composition of a fund’s portfolio diverges from the securities included in the applicable index.  The price of the stock index futures may move more than or less than the price of the securities being hedged.  If the price of the futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the fund would be in a better position than if it had not hedged at all.  If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, a fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures contracts, a fund may buy or sell stock index futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities is more than the historical volatility of the stock index.  It is also possible that, where a fund has sold futures contracts to hedge its securities against decline in the market, the market may advance and the value of securities held by the fund may decline.  If this occurred, the fund would lose money on the futures contract and also experience a decline in value in its portfolio securities.  However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indices upon which the futures contracts are based.

Where stock index futures contracts are purchased to hedge against a possible increase in the price of securities before a fund is able to invest in securities in an orderly fashion, it is possible that the market may decline instead.  If a fund then concludes not to invest in securities at that time because of concern as to possible further market decline for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

Forward Currency Contracts.  A forward currency contract involves an obligation of a fund to purchase or sell specified currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract.  These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

Forward currency transactions may serve as long hedges – for example, a fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that it intends to acquire.  Forward currency contract transactions also may serve as short hedges – for example, a fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or from a dividend or interest payment on a security denominated in a foreign currency.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established.  Thus, a fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts.  The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Combined Transactions.  A fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of its overall position.  For example, a fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract.  Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase.  Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A fund’s options and futures activities may affect its turnover rate and brokerage commission payments.  The exercise of calls or puts written by a fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate.  Once a fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price.  The exercise of puts purchased by a fund may also cause the sale of related investments, and increasing turnover; although such exercise is within the fund’s control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put.  A fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract.  Such commissions may be higher than those that would apply to direct purchases or sales.

Index Securities:

Index Securities represent interests in a fixed portfolio of common stocks designed to track the price and dividend yield performance of a broad-based securities index, such as the Standard & Poor’s 500 Composite Stock Index (“S&P 500 Index”), but are traded on an exchange like shares of common stock.  The value of Index Securities fluctuates in relation to changes in the value of the underlying portfolio of securities.  However, the market price of Index Securities may not be equivalent to the pro rata value of the index it tracks.  Index Securities are subject to the risks of an investment in a broadly based portfolio of common stocks.

Exchange-Traded Funds (“ETFs”):

ETFs are index funds that trade like stocks on major stock exchanges. ETFs provide an inexpensive alternative for investing in whole indexes, industries or sectors. ETFs are also available for individual corporations, real estate investment trusts, international securities, bonds, and commodities. Unlike traditional mutual funds, ETFs can be purchased throughout the normal trading day and the market price of the ETFs shares may trade at a discount to their NAV.

APPENDIX B

SHORT-TERM RATINGS

The rating services’ descriptions of commercial paper ratings in which the fund may invest are:

Description of Moody’s Investors Service, Inc. Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Description of Standard & Poor’s Short-Term Issue Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion evaluates the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings are based, in varying degrees, on the following considerations:

●	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
●	Nature of and provisions of the obligation;
●
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1: A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2: A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3: A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.

The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note: Dual Ratings.  Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

LONG-TERM RATINGS

The rating services’ descriptions of corporate debt ratings in which the fund may invest are:

Description of Moody’s Investors Service, Inc. Long-Term Corporate Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Description of Standard & Poor’s Long-Term Issue Credit Ratings

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA: An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note: BB, B, CCC, CC, and C. Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C: A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms.

D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note: Plus (+) or minus (-). The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

S&P Short-Term Municipal Note Credit Ratings.

A Standard & Poor's U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Moody’s Short-Term Municipal Debt Credit Ratings.

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.  In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

APPENDIX C

FUND INVESTMENT SUMMARY

All investments are allowed with no specific limitation unless indicated otherwise and all percentage limitations are based on the fund’s total assets, unless otherwise specified.

Investment Type	Small Cap Stock
Equity Securities	>=80
Common Stocks	●
Convertible Securities	●
Preferred Stock	●
REITs	●
Warrants	●
Rights	●
Debt Securities	<=20
Corporate Debt	<=20
Lower rated/High Yield (NET ASSETS)	<=20
Bankers Acceptances	<=20
Certificate of Deposit in institution w/assets greater than $1 billion	<=20
Commercial paper of P- 1 or P- 2 or A-1 and A-2	<=20
Repurchase Agreements(NET ASSETS)	<=20
Reverse Repurchase Agreements	<=20
U.S. Gov’t Securities	<=20
Zero Coupon Securities	<=20
Mortgage-Backed Securities	<=20
Asset-Backed Securities	<=20
Total Foreign Securities Exposure including ADRs	●
Depositary receipts	●
Euro/Yankee Bonds	☒
Eurodollar Certificates	☒
Emerging Markets	●
Futures Contracts	●
Options Contracts	●
Forward Contracts	●
Stock Index Futures	●
Debt Index Futures	●
Foreign currency hedging options	☒
Foreign currency hedging futures	☒

Investment Type	Small Cap Stock
Forward Currency Contracts	●
Combined transactions with options, futures and forwards	●
Swaps, Caps, Floors, Collars, Options on swaps	☒
Forward Commitments	☒
Illiquid Securities (NET ASSETS)	<=15
Investment Companies & ETFs	<=20
Index Securities	●
When-Issued & Delayed Delivery Transactions	☒
Loans of Portfolio Securities	●
Temporary Defensive Measures	<=100

Notes
●	Fund may invest in this investment type
☒	Not allowed
1	Small Cap Stock invests at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of small-cap companies.

PART C. OTHER INFORMATION
Item 23.	Exhibits

(a)		Amended and Restated Declaration of Trust 3
(b)		Amended and Restated By-laws 3
(c)		Shareholders' rights are contained in Articles III, VIII, X and XI of the Registrant’s Declaration of Trust and Articles III, V and VI of the Registrant’s By-laws
(d)	(i)	Form of Investment Advisory Agreement between Registrant and Eagle Asset Management, Inc. (“Eagle”) 3
	(ii)	Amended Schedule A to Investment Advisory Agreement between Registrant and Eagle – to be filed by subsequent amendment
	(iii)	Expense Limitation Agreement between Registrant and Eagle - to be filed by subsequent amendment
(e)		Distribution Agreement between Registrant and Eagle Fund Distributors, Inc.5
(f)		Bonus, profit sharing or pension plans – none
(g)	(i)	Form of Global Custody Agreement between Registrant and J.P. Morgan Chase Bank, N. A. (“J.P. Morgan Chase”) 4
	(ii)	Amended Schedule I to Global Custody Agreement between Registrant and J.P. Morgan Chase – to be filed by subsequent amendment
(h)	(i)	Form of Transfer Agency and Fund Accounting Services Agreement between Registrant and J.P. Morgan Investor Services Co. (“JPMIS”) 4
	(ii)	Amended Schedule I to Transfer Agency and Fund Accounting Services Agreement between Registrant and JPMIS – to be filed by subsequent amendment
	(iii)	Agency and Service Agreement between Registrant and Eagle Fund Services, Inc. (“EFS”)6
	(iv)	Amended Schedule I to Agency and Service Agreement between Registrant and EFS – filed herewith
	(v)	Administration Agreement between Registrant and Eagle5
	(vi)	Amended Schedule A to Administration Agreement between Registrant and Eagle –filed herewith

	(vii)	Form of Subadministration Agreement between Eagle and JPMIS4
	(viii)	Amended Schedule I to Subadministration Agreement between Eagle and JPMIS – to be filed by subsequent amendment
(i)		Opinion and consent of counsel – to be filed by subsequent amendment
(j)		Consent of Independent Registered Certified Public Accounting Firm
(k)		Financial statements omitted from prospectus – none
(l)		Letter of investment intent 1
(m)	(i)	Class A Distribution Plan 3
	(ii)	Amended Schedule A to Class A Rule 12b-1 Plan – to be filed by subsequent amendment
	(iii)	Class C Distribution Plan 3
	(iv)	Amended Schedule A to Class C Rule 12b-1 Plan – to be filed by subsequent amendment
	(v)	Class I Distribution and Service Plan 3
	(vi)	Class R-3 Distribution and Service Plan 3
	(vii)	Amended Schedule A to Class R-3 Rule 12b-1 Plan – to be filed by subsequent amendment
	(viii)	Class R-5 Distribution and Service Plan 3
(n)	(i)	Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 5
	(ii)	Amended Appendix A to Rule 18f-3 Plan – filed herewith
(p)		Code of Ethics for Eagle Asset Management, Inc., Eagle Fund Distributors, Inc., and Eagle Mutual Funds4
Other Exhibits
Powers of Attorney 4
___________________________

1	Incorporated by reference from Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N-1A, SEC File No. 033-57986, filed previously via EDGAR on November 30, 1995.
2	Incorporated by reference from Post-Effective Amendment No. 38 to the Trust’s Registration Statement on Form N-1A, File No. 033-57986, filed previously via EDGAR on December 29, 2005.

3	Incorporated by reference from Post-Effective Amendment No. 46 to the Trust’s Registration Statement on Form N-1A, File No. 033-57986, filed previously via EDGAR on December 23, 2008.
4	Incorporated by reference from Post-Effective Amendment No. 55 to the Trust’s Registration Statement on Form N-1A, File No. 033-57986, filed previously via EDGAR on February 28, 2011.
5	Incorporated by reference from Post-Effective Amendment No. 57 to the Trust’s Registration Statement on Form N-1A, File No. 033-57986, filed previously via EDGAR on June 15, 2011.
6	Incorporated by reference from Post-Effective Amendment No. 61 to the Trust’s Registration Statement on Form N-1A, File No. 033-57986, filed previously via EDGAR on July 16, 2012.

Item 24.	Persons Controlled by or under Common Control with Registrant

None.

Item 25.	Indemnification

Article XI, Section 2 of the Trust’s Declaration of Trust provides that:

(a)           Subject to the exceptions and limitations contained in paragraph (b) below:

(i)           every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as “Covered Person”) shall be indemnified by the appropriate Portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)           the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)  No indemnification shall be provided hereunder to a Covered Person:

(i)           who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)           in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

I  The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.  Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

(d)  Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

(i)           such Covered Person shall have provided appropriate security for such undertaking;

(ii)           the Trust is insured against losses arising out of any such advance payments; or

(iii)           either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership.  Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees.  A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Paragraph 8 of the Investment Advisory Agreement provides that Eagle shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or any Series in connection with the matters to which the Advisory Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Advisory Agreement.  Any person, even though also an officer, partner, employee, or agent of Eagle, who may be or become an officer, Board member, employee or agent of the Trust shall be deemed, when rendering services to the Trust or acting in any business of the Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of Eagle even though paid by it.

Paragraph 9 of the Subadvisory Agreement with Eagle Boston Investment Management, Inc. provides that, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties hereunder, the Subadviser shall not be subject to any liability to the Manager, the Trust or their directors, Trustees, officers or shareholders, for any act or omission in the course of, or connected with, rendering services under the Subadvisory Agreement.  However, the Subadviser shall indemnify and hold harmless such parties from any and all claims, losses, expenses, obligations and liabilities (including reasonable attorney’s fees) which arise or result from Subadviser’s willful misfeasance, bad faith, gross negligence or reckless disregard of its duties under the Subadvisory Agreement.

Paragraph 9 of the Subadvisory Agreement with Artio Global Investors, Inc. provides that, in the absence of its bad faith, gross negligence or reckless disregard of its obligations and duties hereunder, the Subadviser shall not be subject to any liability to the Manager, the Fund or their directors, Trustees, officers or shareholders, for any act or omission in the course of, or connected with, rendering services under the Subadvisory Agreement.  However, the Subadviser shall indemnify and hold harmless such parties from any and all claims, losses, expenses, obligations and liabilities (including reasonable attorney’s fees) which arise or result from the Subadviser’s bad faith, gross negligence or reckless disregard of its duties under the Subadvisory Agreement.

Paragraph 9 of the Distribution Agreement provides that the Trust agrees to indemnify, defend and hold harmless the Distributor, its several officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers or directors, or any such controlling person may incur under the 1933 Act or under common law or otherwise arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement, Prospectus or Statement of Additional Information or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, provided that in no event shall anything contained in the Distribution Agreement be construed so as to protect the Distributor against any liability to the Trust or its shareholders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Distribution Agreement.  The Trust shall not indemnify the Distributor for certain conduct, including any alleged untrue statement of a material fact contained in information furnished in writing by the Distributor to the Trust for use in the Registration Statement, Prospectus or Statement of Additional Information or arising out of or based upon any alleged omission to state a material fact in connection with such information required to be stated in the Registration Statement, Prospectus or Statement of Additional Information or necessary to make such information not misleading.  The Distributor agrees that it shall look only to the assets of a particular Series, as applicable, and not to any other Series for satisfaction of any obligation created by this Section or otherwise arising under the Distribution Agreement.

Paragraph 12 of the Administration Agreement states that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Trust or any Series in connection with the matters to which the Administration Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Administration Agreement.  Any person, even though also an officer, partner, employee, or agent of the Administrator, who may be or become an officer, trustee, employee or agent of a Trust shall be deemed, when rendering services to any Trust or acting in any business of a Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of the Administrator even though paid by it.

Paragraph 6 of the Transfer Agency and Fund Accounting Services Agreement provides that the Trust agrees to indemnify and hold JPMIS harmless from any liabilities that may be imposed on, incurred by or asserted against JPMIS in connection with, or arising out of, JPMIS’s performance under the Transfer Agency and Fund Accounting Services Agreement, provided that JPMIS has not acted with negligence or bad faith, or engaged in fraud or willful misconduct, in connection with the liabilities in question.  Except for any liability resulting from a third party asserting a claim against JPMIS with respect to services (arising from, or related to, the Transfer Agency and Fund Accounting Services Agreement) provided to the Trust, the Trust has agreed not to be obligated to indemnify JPMIS for any indirect, incidental, consequential or special damages (including, without limitation, lost profits) of any form incurred by any person or entity, whether or not foreseeable and regardless of the type of action in which such a claim may be brought, with respect to the Trust’s performance under the Transfer Agency and Fund Accounting Services Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by the trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and be governed by the final adjudication of such issue.

Item 26.	I. Business and Other Connections of Investment Adviser

Eagle Asset Management, Inc. (“Eagle”) is a Florida corporation and a registered investment adviser that offers investment management services.  Eagle provides investment advisory services to all Funds of the Trust.  Eagle’s offices are located at 880 Carillon Parkway, St. Petersburg, Florida 33716.  Information as to the directors and officers of Eagle is included in its current Form ADV filed with the SEC (File No. 801-21343).  Raymond James Financial, Inc. (“RJF”) owns all shares of stock of Eagle.

II.  Business and Other Connections of Subadvisers

Eagle Boston Investment Management, Inc., previously known as Awad Asset Management, Inc., is a registered investment adviser.  Eagle Boston is a wholly owned subsidiary of Eagle Asset Management, Inc.  Eagle Boston provides subadvisory services to the Eagle Small Cap Core Value Fund.  Eagle Boston’s offices are located at 880 Carillon Parkway, St. Petersburg, Florida 33716.  Information as to the officers and directors of Eagle Boston is included in the current Form ADV filed with the SEC (File No. 801-55776).

Artio Global Management LLC, previously known as Julius Baer Investment Management LLC, 330 Madison Avenue, New York, New York 10017, is a registered investment adviser.  Artio is primarily engaged in the investment advisory business.  Artio provides advisory services to the Eagle International Equity Fund.  Information as to the officers and directors of Artio is included in the current Form ADV filed with the SEC (File No. 801-18766).

Item 27.	Principal Underwriter

(a)           Eagle Fund Distributors, Inc., 880 Carillon Parkway, St. Petersburg, Florida 33716, is the principal underwriter for each of the following investment companies: Eagle Capital Appreciation Fund, Eagle Growth & Income Fund and Eagle Series Trust.  Eagle Asset Management, Inc. owns 75% of the shares of the stock of Eagle Fund Distributors.

(b)           The directors and officers of the Registrant’s principal underwriter are:

Name	Positions & Offices with Underwriter	Position with Registrant
Richard J. Rossi	Chief Executive Officer, Director	President
Richard B. Franz II	Senior Vice President, Treasurer, Chief Financial Officer, Financial Principal and Director	None
Derek Thieme	Comptroller, Assistant Treasurer	None
Kevin Starnes	President, Director	None
Damian Sousa	Vice President, Chief Compliance Officer	None
Debra K. Dowling	Anti Money Laundering Officer	None
Stephen W. Faber	Corporate Counsel and Secretary	None
Deborah A. Malina	Assistant Secretary	Assistant Secretary

The business address for each of the above directors and officers is 880 Carillon Parkway, St. Petersburg, Florida 33716.

I           Not applicable.

Item 28.                      Location of Accounts and Records

The books and other documents required by Rule 31a-1 under the Investment Company Act of 1940, as amended (“1940 Act”) are maintained in the physical possession of the Trust’s Custodian through February 28, 1994, except that: Eagle, EFS and JPMIS maintain some or all of the records required by the 1940 Act; and the Subadvisers will maintain some or all of the records required by the 1940 Act.  Since March 1, 1994, all required records are maintained by Eagle and EFS at 880 Carillon Parkway, St. Petersburg, Florida 33716 and JPMIS at 70 Fargo Street, 4th Floor, Boston, Massachusetts 02210.

Item 29.                      Management Services

None.

Item 30.                      Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 63 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and the State of Florida, on the day of October 3, 2012.

EAGLE SERIES TRUST

By:	/s/ Susan L. Walzer
Susan L. Walzer Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 63 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Susan L. Walzer Susan L. Walzer	Principal Executive Officer	October 3, 2012
/s/ James L. Pappas* James L. Pappas	Chairman of the Board	October 3, 2012
/s/ J. Cooper Abbott J. Cooper Abbott	Trustee	October 3, 2012
/s/ Keith B. Jarrett* Keith B. Jarrett	Trustee	October 3, 2012
/s/ Lincoln Kinnicutt* Lincoln Kinnicutt	Trustee	October 3, 2012
/s/ William J. Meurer* William J. Meurer	Trustee	October 3, 2012
/s/ Deborah L. Talbot* Deborah L. Talbot	Trustee	October 3, 2012
/s/ Ana Borisova Ana Borisova	Interim Principal Financial Officer	October 3, 2012
*By: /s/ Richard J. Rossi Richard J. Rossi, Attorney-In-Fact

Exhibit Index

Exhibit	Description
EX-99.h(iv)	Amended Schedule I to Agency and Service Agreement between Registrant and EFS
EX-99.h(vi)	Amended Schedule A to Administration Agreement between Registrant and Eagle
EX-99.n(ii)	Amended Appendix A to Rule 18f-3 Plan